SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 98.6%
Air Freight & Logistics — 1.5%
United Parcel Service, Inc., Class B	33,300	$3,720,942

		3,720,942

Beverages — 3.2%
Anheuser-Busch InBev S.A., ADR	57,470	4,825,756
The Coca-Cola Co.	67,080	3,143,369

		7,969,125

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.(1)	31,320	4,233,837
Biogen, Inc.(1)	15,020	3,550,428
BioMarin Pharmaceutical, Inc.(1)	28,960	2,572,517
Regeneron Pharmaceuticals, Inc.(1)	1,540	632,355

		10,989,137

Capital Markets — 3.4%
BlackRock, Inc.	8,700	3,718,119
The Charles Schwab Corp.	113,220	4,841,287

		8,559,406

Chemicals — 3.4%
Ecolab, Inc.	26,360	4,653,594
Linde PLC	22,700	3,993,611

		8,647,205

Consumer Finance — 1.6%
American Express Co.	37,610	4,110,773

		4,110,773

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	54,820	2,388,507

		2,388,507

Entertainment — 2.3%
The Walt Disney Co.	51,320	5,698,060

		5,698,060

Equity Real Estate Investment — 1.8%
Equinix, Inc. REIT	10,120	4,585,979

		4,585,979

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	18,170	4,399,684

		4,399,684

Food Products — 1.0%
McCormick & Co., Inc.	17,043	2,567,187

		2,567,187

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	27,640	6,834,266

		6,834,266

Hotels, Restaurants & Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	5,390	3,828,571
Yum China Holdings, Inc.	68,228	3,064,119

		6,892,690

Industrial Conglomerates — 2.3%
Honeywell International, Inc.	36,640	5,822,829

		5,822,829

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Interactive Media & Services — 8.8%
Alphabet, Inc., Class A(1)	2,671	$3,143,473
Alphabet, Inc., Class C(1)	6,695	7,855,311
Facebook, Inc., Class A(1)	67,260	11,211,569

		22,210,353

Internet & Direct Marketing Retail — 8.7%
Alibaba Group Holding Ltd., ADR(1)	21,010	3,833,275
Amazon.com, Inc.(1)	8,694	15,481,840
GrubHub, Inc.(1)	36,390	2,528,013

		21,843,128

IT Services — 8.1%
Akamai Technologies, Inc.(1)	67,670	4,852,616
PayPal Holdings, Inc.(1)	53,130	5,517,019
Visa, Inc., Class A	64,290	10,041,455

		20,411,090

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.	21,160	5,791,915

		5,791,915

Machinery — 1.2%
Caterpillar, Inc.	22,560	3,056,654

		3,056,654

Media — 2.0%
Comcast Corp., Class A	127,000	5,077,460

		5,077,460

Oil, Gas & Consumable Fuels — 0.8%
Pioneer Natural Resources Co.	13,565	2,065,678

		2,065,678

Pharmaceuticals — 3.7%
Johnson & Johnson	24,320	3,399,693
Zoetis, Inc.	57,440	5,782,485

		9,182,178

Professional Services — 1.5%
IHS Markit Ltd.(1)	68,367	3,717,797

		3,717,797

Semiconductors & Semiconductor Equipment — 4.3%
NVIDIA Corp.	15,090	2,709,561
QUALCOMM, Inc.	68,810	3,924,234
Texas Instruments, Inc.	38,170	4,048,692

		10,682,487

Software — 17.0%
Adobe, Inc.(1)	26,460	7,051,325
Microsoft Corp.	95,420	11,253,835
Nutanix, Inc., Class A(1)	73,790	2,784,835
Oracle Corp.	102,670	5,514,406
Palo Alto Networks, Inc.(1)	19,430	4,719,158
Red Hat, Inc.(1)	20,940	3,825,738
Splunk, Inc.(1)	35,040	4,365,984
VMware, Inc., Class A	17,870	3,225,714

		42,740,995

Specialty Retail — 2.6%
Advance Auto Parts, Inc.	9,740	1,660,962

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
The Home Depot, Inc.	24,740	$4,747,359

		6,408,321

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	31,590	6,000,521

		6,000,521

Trading Companies & Distributors — 2.1%
WW Grainger, Inc.	17,150	5,160,950

		5,160,950

Total Common Stocks (Cost $220,334,094)		247,535,317

	Principal Amount	Value

Short–Term Investment — 1.7%
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $4,134,172, due 4/1/2019(2)	$4,134,000	4,134,000

Total Repurchase Agreements (Cost $4,134,000)		4,134,000

Total Investments — 100.3% (Cost $224,468,094)		251,669,317

Liabilities in excess of other assets — (0.3)%		(695,247)

Total Net Assets — 100.0%		$250,974,070

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$4,305,000	$4,217,953

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$247,535,317	$—	$—	$247,535,317
Repurchase Agreements	—	4,134,000	—	4,134,000

Total	$247,535,317	$4,134,000	$—	$251,669,317

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 97.0%
Banks — 0.6%
SVB Financial Group(1)	5,324	$1,183,845

		1,183,845

Beverages — 2.1%
Constellation Brands, Inc., Class A	11,868	2,080,816
Monster Beverage Corp.(1)	36,660	2,000,903

		4,081,719

Biotechnology — 1.6%
Seattle Genetics, Inc.(1)	18,792	1,376,326
Vertex Pharmaceuticals, Inc.(1)	9,335	1,717,173

		3,093,499

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	43,202	2,056,847

		2,056,847

Capital Markets — 1.5%
BlackRock, Inc.	2,781	1,188,516
Intercontinental Exchange, Inc.	23,420	1,783,199

		2,971,715

Chemicals — 1.7%
PPG Industries, Inc.	20,519	2,315,980
The Sherwin-Williams Co.	2,686	1,156,887

		3,472,867

Commercial Services & Supplies — 0.9%
Copart, Inc.(1)	28,136	1,704,760

		1,704,760

Consumer Finance — 0.7%
Capital One Financial Corp.	17,639	1,440,930

		1,440,930

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	45,951	2,717,083

		2,717,083

Electrical Equipment — 1.7%
AMETEK, Inc.	23,146	1,920,424
Eaton Corp. PLC	17,658	1,422,528

		3,342,952

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	17,546	1,690,908

		1,690,908

Entertainment — 2.3%
Activision Blizzard, Inc.	23,278	1,059,847
Electronic Arts, Inc.(1)	11,819	1,201,165
Netflix, Inc.(1)	6,279	2,238,840

		4,499,852

Equity Real Estate Investment — 1.2%
American Tower Corp. REIT	12,592	2,481,379

		2,481,379

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	13,438	3,253,877

		3,253,877

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	39,105	$3,179,628
Boston Scientific Corp.(1)	58,043	2,227,690
Edwards Lifesciences Corp.(1)	11,182	2,139,452
Teleflex, Inc.	6,376	1,926,572

		9,473,342

Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.	19,632	4,854,208

		4,854,208

Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	26,834	2,230,174

		2,230,174

Household Products — 1.4%
Colgate-Palmolive Co.	40,004	2,741,874

		2,741,874

Insurance — 0.8%
The Allstate Corp.	17,124	1,612,738

		1,612,738

Interactive Media & Services — 9.1%
Alphabet, Inc., Class A(1)	8,115	9,550,462
Alphabet, Inc., Class C(1)	3,348	3,928,242
Facebook, Inc., Class A(1)	27,209	4,535,468

		18,014,172

Internet & Direct Marketing Retail — 7.7%
Amazon.com, Inc.(1)	6,257	11,142,153
Booking Holdings, Inc.(1)	1,633	2,849,438
Wayfair, Inc., Class A(1)	8,718	1,294,187

		15,285,778

IT Services — 10.3%
EPAM Systems, Inc.(1)	10,826	1,831,002
FleetCor Technologies, Inc.(1)	12,704	3,132,679
Global Payments, Inc.	20,942	2,859,002
GoDaddy, Inc., Class A(1)	41,769	3,140,611
MasterCard, Inc., Class A	27,114	6,383,991
PayPal Holdings, Inc.(1)	31,269	3,246,973

		20,594,258

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	11,097	3,037,471

		3,037,471

Machinery — 3.5%
Illinois Tool Works, Inc.	15,659	2,247,536
Nordson Corp.	13,623	1,805,320
Snap-on, Inc.	10,056	1,573,965
The Middleby Corp.(1)	10,754	1,398,343

		7,025,164

Oil, Gas & Consumable Fuels — 0.6%
Continental Resources, Inc.(1)	27,170	1,216,401

		1,216,401

Personal Products — 0.8%
The Estee Lauder Cos., Inc., Class A	9,196	1,522,398

		1,522,398

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 1.5%
Allergan PLC	10,034	$1,469,078
Bristol-Myers Squibb Co.	30,303	1,445,756

		2,914,834

Professional Services — 1.2%
Equifax, Inc.	9,372	1,110,582
IHS Markit Ltd.(1)	25,228	1,371,899

		2,482,481

Road & Rail — 1.4%
JB Hunt Transport Services, Inc.	10,089	1,021,915
Norfolk Southern Corp.	9,437	1,763,681

		2,785,596

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.(1)	83,665	2,135,131
Marvell Technology Group Ltd.	71,298	1,418,117
Micron Technology, Inc.(1)	41,520	1,716,022
ON Semiconductor Corp.(1)	62,451	1,284,617

		6,553,887

Software — 14.5%
Adobe, Inc.(1)	13,268	3,535,789
DocuSign, Inc.(1)	24,909	1,291,283
Guidewire Software, Inc.(1)	24,681	2,398,006
Microsoft Corp.	87,098	10,272,338
salesforce.com, Inc.(1)	24,529	3,884,658
ServiceNow, Inc.(1)	9,766	2,407,221
SS&C Technologies Holdings, Inc.	38,516	2,453,084
Workday, Inc., Class A(1)	13,784	2,658,244

		28,900,623

Specialty Retail — 1.5%
The TJX Cos., Inc.	54,398	2,894,518

		2,894,518

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	54,284	10,311,246
NetApp, Inc.	26,468	1,835,291

		12,146,537

Textiles, Apparel & Luxury Goods — 4.4%
NIKE, Inc., Class B	50,542	4,256,142
Under Armour, Inc., Class C(1)	97,966	1,848,619
VF Corp.	30,385	2,640,760

		8,745,521

Total Common Stocks (Cost $167,748,824)		193,024,208

Exchange–Traded Funds — 0.6%
iShares Russell 1000 Growth ETF	8,499	1,286,409

Total Exchange–Traded Funds (Cost $1,285,252)		1,286,409

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Short–Term Investment — 2.6%
Repurchase Agreements — 2.6%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $5,131,214, due 4/1/2019(2)	$5,131,000	$5,131,000

Total Repurchase Agreements (Cost $5,131,000)		5,131,000

Total Investments — 100.2% (Cost $174,165,076)		199,441,617

Liabilities in excess of other assets — (0.2)%		(494,992)

Total Net Assets — 100.0%		$198,946,625

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$5,345,000	$5,236,924

Legend:

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$193,024,208	$—	$—	$193,024,208
Exchange–Traded Funds	1,286,409	—	—	1,286,409
Repurchase Agreements	—	5,131,000	—	5,131,000

Total	$194,310,617	$5,131,000	$—	$199,441,617

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 2.4%
The Boeing Co.	695	$265,087

		265,087

Airlines — 1.1%
Delta Air Lines, Inc.	2,274	117,452

		117,452

Auto Components — 1.2%
Lear Corp.	964	130,824

		130,824

Banks — 6.5%
Bank of America Corp.	9,742	268,782
Citigroup, Inc.	3,329	207,130
JPMorgan Chase & Co.	502	50,818
Wells Fargo & Co.	4,126	199,368

		726,098

Beverages — 2.6%
Molson Coors Brewing Co., Class B	2,203	131,409
PepsiCo, Inc.	1,291	158,212

		289,621

Biotechnology — 1.2%
Biogen, Inc.(1)	572	135,209

		135,209

Capital Markets — 1.2%
Morgan Stanley	3,189	134,576

		134,576

Chemicals — 1.9%
CF Industries Holdings, Inc.	3,392	138,665
Eastman Chemical Co.	882	66,926

		205,591

Communications Equipment — 2.6%
Cisco Systems, Inc.	5,382	290,574

		290,574

Consumer Finance — 2.2%
Discover Financial Services	1,976	140,612
Synchrony Financial	3,364	107,312

		247,924

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	369	74,128

		74,128

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	1,784	105,488

		105,488

Electric Utilities — 1.8%
Exelon Corp.	4,032	202,124

		202,124

Electrical Equipment — 1.5%
Eaton Corp. PLC	2,013	162,167

		162,167

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.4%
Electronic Arts, Inc.(1)	466	$47,360

		47,360

Equity Real Estate Investment — 3.8%
EPR Properties REIT	745	57,291
Medical Properties Trust, Inc. REIT	3,671	67,950
Simon Property Group, Inc. REIT	942	171,642
STORE Capital Corp. REIT	3,665	122,777

		419,660

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	761	184,269
Walgreens Boots Alliance, Inc.	2,542	160,832

		345,101

Food Products — 1.1%
Ingredion, Inc.	551	52,174
Tyson Foods, Inc., Class A	1,017	70,610

		122,784

Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(1)	1,709	65,591
Medtronic PLC	2,224	202,562

		268,153

Health Care Providers & Services — 4.4%
Cigna Corp.	721	115,951
CVS Health Corp.	2,254	121,558
HCA Healthcare, Inc.	1,061	138,333
McKesson Corp.	808	94,585
UnitedHealth Group, Inc.	60	14,836

		485,263

Hotels, Restaurants & Leisure — 2.3%
Aramark	345	10,195
Darden Restaurants, Inc.	504	61,221
Starbucks Corp.	2,544	189,121

		260,537

Household Durables — 0.5%
Toll Brothers, Inc.	1,629	58,970

		58,970

Household Products — 0.6%
Kimberly-Clark Corp.	498	61,702
The Procter & Gamble Co.	81	8,428

		70,130

Independent Power and Renewable Electricity Producers — 2.6%
AES Corp.	8,594	155,380
NRG Energy, Inc.	3,007	127,737

		283,117

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	483	76,758

		76,758

Insurance — 2.7%
MetLife, Inc.	2,943	125,284
Prudential Financial, Inc.	1,374	126,243
The Allstate Corp.	529	49,821

		301,348

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(1)	203	$238,909
Alphabet, Inc., Class C(1)	193	226,449
Facebook, Inc., Class A(1)	490	81,678

		547,036

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	239	425,599
Booking Holdings, Inc.(1)	94	164,022

		589,621

IT Services — 3.7%
DXC Technology Co.	1,723	110,806
Fidelity National Information Services, Inc.	1,115	126,107
Global Payments, Inc.	129	17,611
Leidos Holdings, Inc.	855	54,797
MasterCard, Inc., Class A	381	89,706
Visa, Inc., Class A	100	15,619

		414,646

Machinery — 0.8%
AGCO Corp.	565	39,296
Ingersoll-Rand PLC	463	49,981

		89,277

Media — 2.2%
Comcast Corp., Class A	5,970	238,681

		238,681

Mortgage Real Estate Investment — 0.3%
Annaly Capital Management, Inc. REIT	2,844	28,411

		28,411

Multiline Retail — 0.2%
Target Corp.	333	26,727

		26,727

Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	383	11,758

		11,758

Oil, Gas & Consumable Fuels — 5.2%
EOG Resources, Inc.	1,427	135,822
Equitrans Midstream Corp.	1,418	30,884
Exxon Mobil Corp.	544	43,955
Kinder Morgan, Inc.	5,502	110,095
ONEOK, Inc.	283	19,765
Phillips 66	1,470	139,900
Pioneer Natural Resources Co.	111	16,903
Valero Energy Corp.	873	74,056

		571,380

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	3,213	153,292
Eli Lilly & Co.	946	122,753
Johnson & Johnson	2,386	333,539
Pfizer, Inc.	2,609	110,804

		720,388

Road & Rail — 2.0%
Union Pacific Corp.	1,315	219,868

		219,868

Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials, Inc.	275	10,907

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Intel Corp.	4,927	$264,580
Lam Research Corp.	242	43,320

		318,807

Software — 7.2%
Adobe, Inc.(1)	693	184,678
Microsoft Corp.	4,959	584,864
salesforce.com, Inc.(1)	173	27,398

		796,940

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	2,008	381,420

		381,420

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(1)	49	8,030
NIKE, Inc., Class B	303	25,515

		33,545

Tobacco — 2.0%
Philip Morris International, Inc.	2,546	225,041

		225,041

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.(1)	419	18,164

		18,164

Total Common Stocks (Cost $9,813,168)		11,057,754

Total Investments — 99.7% (Cost $9,813,168)		11,057,754

Assets in excess of other liabilities — 0.3%		29,030

Total Net Assets — 100.0%		$11,086,784

(1)	Non–income–producing security.

Legend:

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,057,754	$—	$—	$11,057,754

Total	$11,057,754	$—	$—	$11,057,754

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 0.9%
The Boeing Co.	2,517	$960,034
TransDigm Group, Inc.(1)	1,145	519,819

		1,479,853

Automobiles — 1.4%
General Motors Co.	61,927	2,297,492

		2,297,492

Banks — 5.6%
Bank of America Corp.	127,243	3,510,634
Citigroup, Inc.	40,234	2,503,359
JPMorgan Chase & Co.	14,595	1,477,452
SunTrust Banks, Inc.	8,310	492,368
Wells Fargo & Co.	28,298	1,367,359

		9,351,172

Beverages — 2.3%
PepsiCo, Inc.	7,150	876,232
The Coca-Cola Co.	62,801	2,942,855

		3,819,087

Biotechnology — 2.0%
AbbVie, Inc.	8,000	644,720
Amgen, Inc.	5,555	1,055,339
Celgene Corp.(1)	2,661	251,039
Gilead Sciences, Inc.	7,493	487,120
Regeneron Pharmaceuticals, Inc.(1)	836	343,278
Vertex Pharmaceuticals, Inc.(1)	2,564	471,648

		3,253,144

Building Products — 1.3%
Fortune Brands Home & Security, Inc.	18,845	897,210
Johnson Controls International PLC	35,082	1,295,929

		2,193,139

Capital Markets — 4.5%
Apollo Global Management LLC, Class A	4,129	116,644
BlackRock, Inc.	2,218	947,907
E*TRADE Financial Corp.	25,811	1,198,405
Intercontinental Exchange, Inc.	9,773	744,116
KKR & Co., Inc., Class A	72,644	1,706,407
Raymond James Financial, Inc.	11,487	923,670
The Goldman Sachs Group, Inc.	9,286	1,782,819

		7,419,968

Chemicals — 2.9%
DowDuPont, Inc.	32,690	1,742,704
Ecolab, Inc.	1,002	176,893
FMC Corp.	8,367	642,753
Linde PLC	5,473	962,865
The Sherwin-Williams Co.	2,633	1,134,059
WR Grace & Co.	2,646	206,494

		4,865,768

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	12,224	1,082,924

		1,082,924

Communications Equipment — 0.4%
Cisco Systems, Inc.	13,426	724,870

		724,870

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	24,605	$390,481

		390,481

Containers & Packaging — 0.3%
Ball Corp.	6,318	365,560
Packaging Corp. of America	1,845	183,356

		548,916

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	33,593	1,053,476
Verizon Communications, Inc.	21,245	1,256,217

		2,309,693

Electric Utilities — 2.8%
American Electric Power Co., Inc.	17,451	1,461,521
Duke Energy Corp.	2,643	237,870
Edison International	3,628	224,646
Exelon Corp.	26,669	1,336,917
FirstEnergy Corp.	5,752	239,341
NextEra Energy, Inc.	4,381	846,935
PPL Corp.	2,019	64,083
The Southern Co.	6,034	311,837

		4,723,150

Electrical Equipment — 1.1%
AMETEK, Inc.	6,140	509,436
Eaton Corp. PLC	16,149	1,300,963

		1,810,399

Entertainment — 2.4%
Activision Blizzard, Inc.	43,721	1,990,617
Live Nation Entertainment, Inc.(1)	11,295	717,684
The Walt Disney Co.	11,482	1,274,847

		3,983,148

Equity Real Estate Investment — 1.4%
Gaming and Leisure Properties, Inc. REIT	39,508	1,523,823
SBA Communications Corp. REIT(1)	4,151	828,789

		2,352,612

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club Holdings, Inc.(1)	14,032	384,477
Costco Wholesale Corp.	2,821	683,077
Walgreens Boots Alliance, Inc.	7,422	469,590
Walmart, Inc.	16,566	1,615,682

		3,152,826

Food Products — 1.6%
Archer-Daniels-Midland Co.	5,755	248,213
McCormick & Co., Inc.	7,592	1,143,583
The Hershey Co.	10,482	1,203,648

		2,595,444

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	8,684	694,199
Baxter International, Inc.	9,962	810,010
Becton Dickinson and Co.	3,059	763,924
Boston Scientific Corp.(1)	12,866	493,797
Danaher Corp.	16,313	2,153,642
Edwards Lifesciences Corp.(1)	2,526	483,300
ICU Medical, Inc.(1)	2,048	490,148
Intuitive Surgical, Inc.(1)	1,284	732,625

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Medtronic PLC	5,699	$519,065

		7,140,710

Health Care Providers & Services — 2.3%
Cigna Corp.	11,074	1,780,921
CVS Health Corp.	8,437	455,007
UnitedHealth Group, Inc.	6,077	1,502,599

		3,738,527

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	1,170	831,063
Hilton Worldwide Holdings, Inc.	12,441	1,033,971
MGM Resorts International	14,639	375,637
Wynn Resorts Ltd.	6,346	757,205
Yum China Holdings, Inc.	18,966	851,763

		3,849,639

Household Products — 2.2%
The Clorox Co.	5,120	821,555
The Procter & Gamble Co.	26,871	2,795,928

		3,617,483

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc.	20,864	886,303

		886,303

Industrial Conglomerates — 2.6%
Honeywell International, Inc.	18,998	3,019,162
Roper Technologies, Inc.	3,849	1,316,243

		4,335,405

Insurance — 3.1%
American International Group, Inc.	20,665	889,835
Assured Guaranty Ltd.	47,594	2,114,601
Chubb Ltd.	4,611	645,909
Prudential PLC (United Kingdom)	76,791	1,539,153

		5,189,498

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(1)	4,266	5,020,613
Facebook, Inc., Class A(1)	18,187	3,031,591
Tencent Holdings Ltd., ADR	12,733	585,463

		8,637,667

Internet & Direct Marketing Retail — 3.8%
Alibaba Group Holding Ltd., ADR(1)	1,338	244,118
Amazon.com, Inc.(1)	2,709	4,824,052
Booking Holdings, Inc.(1)	694	1,210,967

		6,279,137

IT Services — 4.5%
DXC Technology Co.	27,045	1,739,264
Fidelity National Information Services, Inc.	13,430	1,518,933
First Data Corp., Class A(1)	30,322	796,559
GoDaddy, Inc., Class A(1)	6,462	485,878
Visa, Inc., Class A	18,663	2,914,974

		7,455,608

Life Sciences Tools & Services — 0.5%
Mettler-Toledo International, Inc.(1)	805	582,015
Thermo Fisher Scientific, Inc.	1,203	329,285

		911,300

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 0.8%
Deere & Co.	3,390	$541,858
Fortive Corp.	9,408	789,237

		1,331,095

Media — 1.4%
Charter Communications, Inc., Class A(1)	3,160	1,096,236
Comcast Corp., Class A	28,983	1,158,740
FOX Corp., Class A(1)	1	37

		2,255,013

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	59,540	767,471

		767,471

Multi-Utilities — 0.7%
Ameren Corp.	3,419	251,467
CMS Energy Corp.	5,557	308,636
Dominion Energy, Inc.	3,355	257,194
Sempra Energy	2,737	344,479

		1,161,776

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	12,165	553,264
BP PLC (United Kingdom)	367,656	2,683,875
Cairn Energy PLC (United Kingdom)(1)	193,225	407,310
Cenovus Energy, Inc. (Canada)	236,663	2,054,320
ConocoPhillips	4,103	273,834
Encana Corp. (Canada)	77,096	558,454
Enterprise Products Partners LP	39,889	1,160,770
Kinder Morgan, Inc.	52,211	1,044,742

		8,736,569

Pharmaceuticals — 5.0%
Allergan PLC	4,185	612,726
Bristol-Myers Squibb Co.	16,867	804,724
Eli Lilly & Co.	8,709	1,130,080
Johnson & Johnson	15,854	2,216,231
Merck & Co., Inc.	22,889	1,903,678
Pfizer, Inc.	38,669	1,642,272

		8,309,711

Road & Rail — 1.5%
Norfolk Southern Corp.	5,158	963,979
Union Pacific Corp.	9,371	1,566,831

		2,530,810

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	28,318	1,520,677
NXP Semiconductors N.V.	20,278	1,792,372
ON Semiconductor Corp.(1)	57,848	1,189,933
QUALCOMM, Inc.	36,763	2,096,594

		6,599,576

Software — 6.5%
Adobe, Inc.(1)	6,273	1,671,692
Everbridge, Inc.(1)	8,889	666,764
Microsoft Corp.	56,831	6,702,648
salesforce.com, Inc.(1)	10,952	1,734,468

		10,775,572

Specialty Retail — 2.7%
Advance Auto Parts, Inc.	1,942	331,169
Burlington Stores, Inc.(1)	2,409	377,442

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
CarMax, Inc.(1)	4,669	$325,896
The Home Depot, Inc.	14,797	2,839,397
The TJX Cos., Inc.	10,691	568,868

		4,442,772

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	23,376	4,440,271

		4,440,271

Textiles, Apparel & Luxury Goods — 0.8%
Levi Strauss & Co., Class A(1)	12,896	303,701
NIKE, Inc., Class B	12,063	1,015,825

		1,319,526

Trading Companies & Distributors — 0.2%
Yellow Cake PLC (United Kingdom)(1)(2)	119,723	349,945

		349,945

Total Common Stocks (Cost $152,741,687)		163,415,470

Exchange–Traded Funds — 0.5%
SPDR S&P 500 ETF Trust	2,669	753,939

Total Exchange–Traded Funds (Cost $702,788)		753,939

	Principal Amount	Value

Short–Term Investment — 0.2%
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $345,014, due 4/1/2019(3)	$345,000	345,000

Total Repurchase Agreements (Cost $345,000)		345,000

Total Investments — 99.2% (Cost $153,789,475)		164,514,409

Assets in excess of other liabilities — 0.8%		1,367,039

Total Net Assets — 100.0%		$165,881,448

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2019, the aggregate market value of these securities amounted to $349,945, representing 0.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$360,000	$352,721

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$158,435,187	$4,980,283	*	$—	$163,415,470
Exchange–Traded Funds	753,939	—		—	753,939
Repurchase Agreements	—	345,000		—	345,000

Total	$159,189,126	$5,325,283		$—	$164,514,409

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 3.3%
The Boeing Co.	5,768	$2,200,031
United Technologies Corp.	34,259	4,415,642

		6,615,673

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	15,223	1,701,018

		1,701,018

Airlines — 2.7%
Delta Air Lines, Inc.	60,218	3,110,260
Southwest Airlines Co.	44,024	2,285,286

		5,395,546

Banks — 9.0%
Bank of America Corp.	247,644	6,832,498
BB&T Corp.	16,166	752,204
Citigroup, Inc.	88,019	5,476,542
SunTrust Banks, Inc.	12,666	750,461
Wells Fargo & Co.	93,616	4,523,525

		18,335,230

Beverages — 1.1%
Coca-Cola European Partners PLC	27,653	1,430,766
Molson Coors Brewing Co., Class B	13,911	829,791

		2,260,557

Biotechnology — 0.9%
Biogen, Inc.(1)	2,185	516,490
Gilead Sciences, Inc.	21,806	1,417,608

		1,934,098

Building Products — 0.5%
Owens Corning	22,403	1,055,629

		1,055,629

Chemicals — 4.7%
DowDuPont, Inc.	80,316	4,281,646
FMC Corp.	20,422	1,568,818
Nutrien Ltd.	51,225	2,702,631
The Mosaic Co.	38,920	1,062,905

		9,616,000

Communications Equipment — 4.2%
Cisco Systems, Inc.	159,307	8,600,985

		8,600,985

Construction Materials — 0.9%
Cemex S.A.B. de C.V., ADR(1)	144,715	671,478
CRH PLC, ADR	36,809	1,141,079

		1,812,557

Consumer Finance — 1.7%
American Express Co.	11,438	1,250,173
Discover Financial Services	31,315	2,228,376

		3,478,549

Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	42,032	8,443,809

		8,443,809

Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	87,572	5,178,132

		5,178,132

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 0.7%
Edison International	22,719	$1,406,761

		1,406,761

Electrical Equipment — 1.3%
Eaton Corp. PLC	32,579	2,624,564

		2,624,564

Energy Equipment & Services — 0.3%
Apergy Corp.(1)	17,114	702,701

		702,701

Equity Real Estate Investment — 2.2%
Equity Residential REIT	16,653	1,254,304
Essex Property Trust, Inc. REIT	3,902	1,128,614
SL Green Realty Corp. REIT	22,592	2,031,473

		4,414,391

Food Products — 1.5%
Mondelez International, Inc., Class A	43,300	2,161,536
Tyson Foods, Inc., Class A	13,626	946,053

		3,107,589

Health Care Equipment & Supplies — 1.9%
Medtronic PLC	41,317	3,763,152

		3,763,152

Health Care Providers & Services — 5.8%
Anthem, Inc.	6,746	1,935,967
Cigna Corp.	24,513	3,942,181
CVS Health Corp.	40,573	2,188,102
McKesson Corp.	9,961	1,166,035
Quest Diagnostics, Inc.	19,199	1,726,374
UnitedHealth Group, Inc.	3,066	758,099

		11,716,758

Hotels, Restaurants & Leisure — 1.6%
Las Vegas Sands Corp.	25,815	1,573,682
Wyndham Destinations, Inc.	22,226	899,931
Wyndham Hotels & Resorts, Inc.	16,124	806,039

		3,279,652

Household Durables — 0.3%
Toll Brothers, Inc.	14,265	516,393

		516,393

Household Products — 3.0%
The Procter & Gamble Co.	58,194	6,055,086

		6,055,086

Insurance — 7.0%
American International Group, Inc.	84,651	3,645,072
Aon PLC	12,338	2,106,097
Chubb Ltd.	21,751	3,046,880
Everest Re Group Ltd.	6,981	1,507,617
The Allstate Corp.	41,147	3,875,224

		14,180,890

Interactive Media & Services — 1.8%
Alphabet, Inc., Class A(1)	3,107	3,656,597

		3,656,597

Internet & Direct Marketing Retail — 1.5%
Booking Holdings, Inc.(1)	883	1,540,756

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet & Direct Marketing Retail — (continued)
eBay, Inc.	40,918	$1,519,694

		3,060,450

IT Services — 1.6%
DXC Technology Co.	49,110	3,158,264

		3,158,264

Machinery — 1.0%
Dover Corp.	21,521	2,018,670

		2,018,670

Media — 4.2%
Comcast Corp., Class A	178,478	7,135,551
Liberty Global PLC, Class C(1)	56,562	1,369,366

		8,504,917

Metals & Mining — 0.5%
Barrick Gold Corp.	77,224	1,058,741

		1,058,741

Multiline Retail — 0.9%
Target Corp.	23,071	1,851,678

		1,851,678

Oil, Gas & Consumable Fuels — 9.6%
Canadian Natural Resources Ltd.	49,836	1,370,490
Chevron Corp.	46,023	5,669,113
Cimarex Energy Co.	19,900	1,391,010
ConocoPhillips	42,851	2,859,876
Noble Energy, Inc.	100,586	2,487,492
Petroleo Brasileiro S.A., ADR	37,784	601,521
Pioneer Natural Resources Co.	7,376	1,123,217
Royal Dutch Shell PLC, Class A, ADR	63,947	4,002,443

		19,505,162

Pharmaceuticals — 8.2%
Johnson & Johnson	61,491	8,595,827
Novartis AG, ADR	29,696	2,854,973
Novo Nordisk A/S, ADR	14,914	780,151
Pfizer, Inc.	106,552	4,525,264

		16,756,215

Road & Rail — 2.1%
Kansas City Southern	11,041	1,280,535
Union Pacific Corp.	18,188	3,041,034

		4,321,569

Semiconductors & Semiconductor Equipment — 0.5%
NXP Semiconductors N.V.	11,260	995,271

		995,271

Software — 2.3%
Microsoft Corp.	14,581	1,719,683
Oracle Corp.	54,612	2,933,211

		4,652,894

Specialty Retail — 1.7%
AutoZone, Inc.(1)	1,171	1,199,244
Lowe’s Cos., Inc.	19,997	2,189,072

		3,388,316

Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	89,852	1,386,416

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — (continued)
HP, Inc.	54,856	$1,065,852

		2,452,268

Total Common Stocks (Cost $199,241,059)		201,576,732

	Principal Amount	Value
Short–Term Investment — 0.7%
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $1,423,059, due 4/1/2019(2)	$1,423,000	1,423,000

Total Repurchase Agreements (Cost $1,423,000)		1,423,000

Total Investments — 99.9% (Cost $200,664,059)		202,999,732

Assets in excess of other liabilities — 0.1%		201,692

Total Net Assets — 100.0%		$203,201,424

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$1,485,000	$1,454,973

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$201,576,732	$—	$—	$201,576,732
Repurchase Agreements	—	1,423,000	—	1,423,000

Total	$201,576,732	$1,423,000	$—	$202,999,732

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 95.4%
Aerospace & Defense — 2.8%
Raytheon Co.	27,629	$5,030,688

		5,030,688

Airlines — 2.4%
Delta Air Lines, Inc.	43,273	2,235,050
Southwest Airlines Co.	39,804	2,066,226

		4,301,276

Auto Components — 1.1%
BorgWarner, Inc.	53,438	2,052,554

		2,052,554

Banks — 5.8%
Citigroup, Inc.	63,586	3,956,321
JPMorgan Chase & Co.	65,680	6,648,786

		10,605,107

Biotechnology — 3.1%
Biogen, Inc.(1)	6,320	1,493,922
Celgene Corp.(1)	23,214	2,190,009
Gilead Sciences, Inc.	29,928	1,945,619

		5,629,550

Capital Markets — 2.3%
Northern Trust Corp.	19,362	1,750,518
The Goldman Sachs Group, Inc.	12,552	2,409,859

		4,160,377

Communications Equipment — 3.2%
Cisco Systems, Inc.	83,068	4,484,842
F5 Networks, Inc.(1)	8,053	1,263,757

		5,748,599

Construction & Engineering — 0.7%
EMCOR Group, Inc.	16,688	1,219,559

		1,219,559

Consumer Finance — 1.7%
Capital One Financial Corp.	38,791	3,168,837

		3,168,837

Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B(1)	32,137	6,456,002

		6,456,002

Diversified Telecommunication Services — 4.7%
AT&T, Inc.	52,396	1,643,139
Verizon Communications, Inc.	117,441	6,944,286

		8,587,425

Electric Utilities — 1.0%
Exelon Corp.	37,327	1,871,202

		1,871,202

Electrical Equipment — 0.9%
Acuity Brands, Inc.	7,592	911,116
Hubbell, Inc.	6,503	767,224

		1,678,340

Electronic Equipment, Instruments & Components — 1.3%
Dolby Laboratories, Inc., Class A	8,494	534,867
FLIR Systems, Inc.	17,515	833,364

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
Keysight Technologies, Inc.(1)	10,547	$919,698

		2,287,929

Energy Equipment & Services — 0.9%
Dril-Quip, Inc.(1)	18,179	833,507
National Oilwell Varco, Inc.	27,903	743,336

		1,576,843

Entertainment — 1.8%
The Walt Disney Co.	28,925	3,211,543

		3,211,543

Equity Real Estate Investment — 2.3%
Regency Centers Corp. REIT	62,610	4,225,549

		4,225,549

Food & Staples Retailing — 5.3%
Walgreens Boots Alliance, Inc.	51,046	3,229,680
Walmart, Inc.	65,162	6,355,250

		9,584,930

Health Care Providers & Services — 5.8%
Anthem, Inc.	10,278	2,949,581
Cigna Corp.	30,455	4,897,773
Quest Diagnostics, Inc.	30,947	2,782,754

		10,630,108

Household Durables — 3.2%
DR Horton, Inc.	100,632	4,164,152
Garmin Ltd.	19,383	1,673,722

		5,837,874

Insurance — 5.4%
Aflac, Inc.	13,497	674,850
Fidelity National Financial, Inc.	57,564	2,103,964
Reinsurance Group of America, Inc.	17,070	2,423,599
The Allstate Corp.	48,682	4,584,871

		9,787,284

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.	20,233	2,407,727

		2,407,727

IT Services — 2.8%
Akamai Technologies, Inc.(1)	23,695	1,699,168
Cognizant Technology Solutions Corp., Class A	32,370	2,345,207
Euronet Worldwide, Inc.(1)	6,841	975,458

		5,019,833

Machinery — 4.4%
Altra Industrial Motion Corp.	44,652	1,386,445
Crane Co.	26,952	2,280,678
PACCAR, Inc.	20,566	1,401,367
Parker-Hannifin Corp.	10,375	1,780,557
WABCO Holdings, Inc.(1)	8,465	1,115,941

		7,964,988

Media — 3.3%
Comcast Corp., Class A	118,601	4,741,668
Discovery, Inc., Class A(1)	47,796	1,291,448

		6,033,116

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 7.3%
Apache Corp.	34,522	$1,196,533
ConocoPhillips	55,425	3,699,064
Exxon Mobil Corp.	36,337	2,936,030
Noble Energy, Inc.	68,082	1,683,668
Phillips 66	38,867	3,698,972

		13,214,267

Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	10,496	500,764
Elanco Animal Health, Inc.(1)	11,000	352,770
Eli Lilly & Co.	15,492	2,010,242
Pfizer, Inc.	140,158	5,952,510
Roche Holding AG, ADR	143,480	4,934,277

		13,750,563

Professional Services — 0.2%
Robert Half International, Inc.	5,508	358,901

		358,901

Real Estate Management & Development — 2.1%
CBRE Group, Inc., Class A(1)	76,937	3,804,535

		3,804,535

Road & Rail — 2.6%
Kansas City Southern	8,478	983,278
Knight-Swift Transportation Holdings, Inc.	30,385	992,982
Norfolk Southern Corp.	9,169	1,713,594
Saia, Inc.(1)	16,025	979,128

		4,668,982

Semiconductors & Semiconductor Equipment — 0.5%
Skyworks Solutions, Inc.	11,054	911,734

		911,734

Specialty Retail — 1.5%
Murphy USA, Inc.(1)	32,080	2,746,690

		2,746,690

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	5,232	993,818

		993,818

Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.	19,855	645,089

		645,089

Tobacco — 1.8%
Altria Group, Inc.	31,891	1,831,500
Philip Morris International, Inc.	15,669	1,384,983

		3,216,483

Total Common Stocks (Cost $168,620,124)		173,388,302

	Principal Amount	Value

Short–Term Investment — 4.5%
Repurchase Agreements — 4.5%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $8,209,342, due 4/1/2019(2)	$8,209,000	8,209,000

Total Repurchase Agreements (Cost $8,209,000)		8,209,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2019 (unaudited)	Value

Total Investments — 99.9% (Cost $176,829,124)	$181,597,302

Assets in excess of other liabilities — 0.1%	153,948

Total Net Assets — 100.0%	$181,751,250

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$8,550,000	$8,377,119

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$173,388,302	$—	$—	$173,388,302
Repurchase Agreements	—	8,209,000	—	8,209,000

Total	$173,388,302	$8,209,000	$—	$181,597,302

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 97.6%
Aerospace & Defense — 2.8%
Harris Corp.	9,178	$1,465,818
Teledyne Technologies, Inc.(1)	8,462	2,005,579

		3,471,397

Airlines — 0.6%
Ryanair Holdings PLC, ADR(1)	10,736	804,556

		804,556

Auto Components — 0.4%
Visteon Corp.(1)	7,705	518,932

		518,932

Banks — 0.6%
SVB Financial Group(1)	3,070	682,645

		682,645

Biotechnology — 2.6%
Alkermes PLC(1)	10,283	375,227
Celgene Corp.(1)	11,185	1,055,193
Neurocrine Biosciences, Inc.(1)	12,549	1,105,567
Sage Therapeutics, Inc.(1)	2,085	331,619
Sarepta Therapeutics, Inc.(1)	3,543	422,290

		3,289,896

Capital Markets — 5.7%
Cboe Global Markets, Inc.	7,936	757,412
LPL Financial Holdings, Inc.	34,750	2,420,338
MSCI, Inc.	5,023	998,773
TD Ameritrade Holding Corp.	59,979	2,998,350

		7,174,873

Commercial Services & Supplies — 2.7%
Cimpress N.V.(1)	13,677	1,095,938
Edenred (France)	20,607	938,528
Ritchie Bros Auctioneers, Inc.	38,927	1,323,518

		3,357,984

Consumer Finance — 0.6%
Synchrony Financial	23,786	758,773

		758,773

Containers & Packaging — 1.7%
Sealed Air Corp.	46,307	2,132,900

		2,132,900

Diversified Consumer Services — 1.6%
frontdoor, Inc.(1)	15,299	526,592
ServiceMaster Global Holdings, Inc.(1)	30,599	1,428,973

		1,955,565

Electrical Equipment — 2.8%
AMETEK, Inc.	5,834	484,047
Sensata Technologies Holding PLC(1)	66,158	2,978,433

		3,462,480

Electronic Equipment, Instruments & Components — 5.7%
Belden, Inc.	14,031	753,465
Dolby Laboratories, Inc., Class A	16,122	1,015,202
Flex Ltd.(1)	112,454	1,124,540
National Instruments Corp.	38,422	1,704,400
TE Connectivity Ltd.	31,288	2,526,506

		7,124,113

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.5%
Liberty Media Corp-Liberty Formula One, Class C(1)	17,447	$611,517

		611,517

Equity Real Estate Investment — 4.3%
Crown Castle International Corp. REIT	20,526	2,627,328
Lamar Advertising Co., Class A REIT	34,482	2,733,043

		5,360,371

Health Care Equipment & Supplies — 6.7%
Boston Scientific Corp.(1)	64,181	2,463,267
ICU Medical, Inc.(1)	4,385	1,049,462
STERIS PLC	1,995	255,420
Teleflex, Inc.	3,345	1,010,725
The Cooper Cos., Inc.	8,632	2,556,539
Varian Medical Systems, Inc.(1)	7,330	1,038,808

		8,374,221

Hotels, Restaurants & Leisure — 3.2%
Aramark	30,353	896,931
Dunkin’ Brands Group, Inc.	24,475	1,838,073
Norwegian Cruise Line Holdings Ltd.(1)	23,716	1,303,431

		4,038,435

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	11,498	1,409,885

		1,409,885

Insurance — 4.9%
Aon PLC	14,672	2,504,510
Intact Financial Corp. (Canada)	19,542	1,653,616
WR Berkley Corp.	22,797	1,931,362

		6,089,488

Internet & Direct Marketing Retail — 0.6%
Wayfair, Inc., Class A(1)	4,674	693,855

		693,855

IT Services — 11.7%
Amdocs Ltd.	29,991	1,622,813
Broadridge Financial Solutions, Inc.	18,512	1,919,509
Euronet Worldwide, Inc.(1)	4,765	679,441
Fidelity National Information Services, Inc.	15,738	1,779,968
Gartner, Inc.(1)	8,899	1,349,800
Global Payments, Inc.	20,028	2,734,223
GoDaddy, Inc., Class A(1)	18,146	1,364,398
WEX, Inc.(1)	16,728	3,211,609

		14,661,761

Life Sciences Tools & Services — 5.3%
IQVIA Holdings, Inc.(1)	11,420	1,642,767
PerkinElmer, Inc.	29,220	2,815,639
Waters Corp.(1)	8,788	2,212,028

		6,670,434

Machinery — 2.7%
Rexnord Corp.(1)	47,890	1,203,954
The Middleby Corp.(1)	7,400	962,222
Wabtec Corp.	16,222	1,195,886

		3,362,062

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.7%
Omnicom Group, Inc.	12,157	$887,339

		887,339

Pharmaceuticals — 1.2%
Catalent, Inc.(1)	28,339	1,150,280
Elanco Animal Health, Inc.(1)	9,607	308,097

		1,458,377

Professional Services — 4.3%
CoStar Group, Inc.(1)	4,831	2,253,275
IHS Markit Ltd.(1)	20,173	1,097,008
Verisk Analytics, Inc.	15,560	2,069,480

		5,419,763

Road & Rail — 0.9%
Lyft, Inc., Class A(1)	1,597	125,029
Old Dominion Freight Line, Inc.	7,162	1,034,121

		1,159,150

Semiconductors & Semiconductor Equipment — 7.4%
KLA-Tencor Corp.	18,985	2,266,999
Lam Research Corp.	9,096	1,628,275
Microchip Technology, Inc.	30,838	2,558,320
ON Semiconductor Corp.(1)	87,908	1,808,267
Xilinx, Inc.	8,116	1,029,028

		9,290,889

Software — 10.4%
Atlassian Corp. PLC, Class A(1)	17,429	1,958,845
Constellation Software, Inc. (Canada)	3,597	3,048,305
Intuit, Inc.	3,446	900,819
Nice Ltd., ADR(1)	18,665	2,286,649
SS&C Technologies Holdings, Inc.	49,564	3,156,731
The Ultimate Software Group, Inc.(1)	4,965	1,639,096

		12,990,445

Specialty Retail — 0.6%
Williams-Sonoma, Inc.	13,191	742,258

		742,258

Textiles, Apparel & Luxury Goods — 2.8%
Carter’s, Inc.	5,749	579,442
Gildan Activewear, Inc.	61,309	2,205,285
Lululemon Athletica, Inc.(1)	4,376	717,095

		3,501,822

Trading Companies & Distributors — 0.5%
Ferguson PLC (United Kingdom)	10,583	675,401

		675,401

Total Common Stocks (Cost $111,855,247)		122,131,587

	Principal Amount	Value
Short–Term Investment — 2.5%
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $3,145,131, due 4/1/2019(2)	$3,145,000	3,145,000

Total Repurchase Agreements (Cost $3,145,000)		3,145,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Value

Total Investments — 100.1% (Cost $115,000,247)	$125,276,587

Liabilities in excess of other assets — (0.1)%	(82,572)

Total Net Assets — 100.0%	$125,194,015

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$3,275,000	$3,208,780

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$120,517,658	$1,613,929	*	$—	$122,131,587
Repurchase Agreements	—	3,145,000		—	3,145,000

Total	$120,517,658	$4,758,929		$—	$125,276,587

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 95.6%
Aerospace & Defense — 1.9%
Harris Corp.	26,834	$4,285,658

		4,285,658

Auto Components — 1.0%
Aptiv PLC	30,014	2,385,813

		2,385,813

Banks — 4.0%
Fifth Third Bancorp	93,249	2,351,740
PacWest Bancorp	76,101	2,862,158
Regions Financial Corp.	158,807	2,247,119
Zions Bancorporation N.A.	39,907	1,812,177

		9,273,194

Beverages — 2.3%
Molson Coors Brewing Co., Class B	90,146	5,377,209

		5,377,209

Building Products — 1.5%
Owens Corning	70,406	3,317,531

		3,317,531

Capital Markets — 1.1%
Northern Trust Corp.	26,807	2,423,621

		2,423,621

Chemicals — 2.0%
PPG Industries, Inc.	41,254	4,656,339

		4,656,339

Commercial Services & Supplies — 3.4%
Republic Services, Inc.	68,884	5,536,896
Stericycle, Inc.(1)	42,369	2,305,721

		7,842,617

Construction & Engineering — 2.8%
Jacobs Engineering Group, Inc.	85,625	6,438,144

		6,438,144

Construction Materials — 1.4%
Eagle Materials, Inc.	38,177	3,218,321

		3,218,321

Containers & Packaging — 5.5%
International Paper Co.	71,817	3,322,973
Packaging Corp. of America	41,277	4,102,108
Sealed Air Corp.	111,112	5,117,819

		12,542,900

Electric Utilities — 3.8%
American Electric Power Co., Inc.	73,310	6,139,712
FirstEnergy Corp.	63,450	2,640,155

		8,779,867

Electrical Equipment — 0.6%
Acuity Brands, Inc.	12,291	1,475,043

		1,475,043

Energy Equipment & Services — 2.0%
Baker Hughes a GE Co.	46,540	1,290,089
National Oilwell Varco, Inc.	59,368	1,581,564
Patterson-UTI Energy, Inc.	123,617	1,733,110

		4,604,763

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — 4.7%
American Campus Communities, Inc. REIT	81,664	$3,885,573
Invitation Homes, Inc. REIT	160,054	3,894,114
Mid-America Apartment Communities, Inc. REIT	27,865	3,046,480

		10,826,167

Health Care Equipment & Supplies — 4.5%
STERIS PLC	18,253	2,336,932
Varian Medical Systems, Inc.(1)	29,846	4,229,775
Zimmer Biomet Holdings, Inc.	29,277	3,738,673

		10,305,380

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	17,240	1,370,925
Humana, Inc.	14,569	3,875,354
Universal Health Services, Inc., Class B	14,713	1,968,158

		7,214,437

Hotels, Restaurants & Leisure — 1.9%
The Wendy’s Co.	171,200	3,062,768
Vail Resorts, Inc.	5,927	1,287,937

		4,350,705

Household Durables — 2.1%
DR Horton, Inc.	42,711	1,767,381
Mohawk Industries, Inc.(1)	24,680	3,113,382

		4,880,763

Household Products — 1.2%
Church & Dwight Co., Inc.	15,932	1,134,836
Spectrum Brands Holdings, Inc.	27,495	1,506,176

		2,641,012

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	30,616	3,754,134

		3,754,134

Insurance — 11.7%
Arch Capital Group Ltd.(1)	149,122	4,819,623
Brown & Brown, Inc.	209,859	6,192,939
Fidelity National Financial, Inc.	120,555	4,406,285
Loews Corp.	96,039	4,603,149
The Allstate Corp.	49,910	4,700,524
Willis Towers Watson PLC	12,566	2,207,218

		26,929,738

IT Services — 7.1%
Amdocs Ltd.	94,127	5,093,212
Euronet Worldwide, Inc.(1)	29,797	4,248,754
Fidelity National Information Services, Inc.	49,598	5,609,534
Leidos Holdings, Inc.	23,030	1,475,993

		16,427,493

Life Sciences Tools & Services — 1.3%
Charles River Laboratories International, Inc.(1)	19,977	2,901,659

		2,901,659

Machinery — 2.4%
Cummins, Inc.	16,935	2,673,528
Stanley Black & Decker, Inc.	20,904	2,846,498

		5,520,026

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Mortgage Real Estate Investment — 1.3%
Annaly Capital Management, Inc. REIT	287,618	$2,873,304

		2,873,304

Multiline Retail — 1.6%
Kohl’s Corp.	51,833	3,564,555

		3,564,555

Multi-Utilities — 2.9%
Ameren Corp.	90,765	6,675,766

		6,675,766

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	58,871	2,677,453
Cimarex Energy Co.	43,542	3,043,586
Hess Corp.	41,584	2,504,604
Valero Energy Corp.	5,622	476,914
WPX Energy, Inc.(1)	73,027	957,384

		9,659,941

Real Estate Management & Development — 2.2%
CBRE Group, Inc., Class A(1)	101,851	5,036,532

		5,036,532

Road & Rail — 2.7%
Kansas City Southern	53,983	6,260,948

		6,260,948

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	13,399	1,410,513

		1,410,513

Software — 0.7%
Check Point Software Technologies Ltd.(1)	12,988	1,642,852

		1,642,852

Technology Hardware, Storage & Peripherals — 1.5%
NCR Corp.(1)	126,016	3,438,977

		3,438,977

Trading Companies & Distributors — 0.4%
AerCap Holdings NV(1)	19,074	887,704

		887,704

Water Utilities — 2.6%
American Water Works Co., Inc.	58,107	6,058,236

		6,058,236

Total Common Stocks (Cost $214,496,707)		219,881,862

	Principal Amount	Value

Short–Term Investment — 4.1%
Repurchase Agreements — 4.1%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $9,463,394, due 4/1/2019(2)	$9,463,000	9,463,000

Total Repurchase Agreements (Cost $9,463,000)		9,463,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2019 (unaudited)	Value

Total Investments — 99.7% (Cost $223,959,707)	$229,344,862

Assets in excess of other liabilities — 0.3%	678,443

Total Net Assets — 100.0%	$230,023,305

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$9,855,000	$9,655,732

Legend:

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$219,881,862	$—	$—	$219,881,862
Repurchase Agreements	—	9,463,000	—	9,463,000

Total	$219,881,862	$9,463,000	$—	$229,344,862

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 97.5%
Cayman Islands — 2.5%
Alibaba Group Holding Ltd., ADR(1)	9,365	$1,708,644
Tencent Holdings Ltd.	44,100	2,027,788

		3,736,432

China — 1.4%
Ping An Insurance Group Co. of China Ltd., Class H	179,500	2,009,759

		2,009,759

Denmark — 4.1%
Genmab A/S(1)	10,470	1,817,191
Novo Nordisk A/S, Class B	82,044	4,295,393

		6,112,584

France — 7.8%
EssilorLuxottica S.A.	19,525	2,133,772
L’Oreal S.A.	10,894	2,931,987
LVMH Moet Hennessy Louis Vuitton SE	10,868	4,007,902
Safran S.A.	18,023	2,472,989

		11,546,650

Germany — 10.6%
adidas AG	11,090	2,694,240
Continental AG	11,633	1,751,147
Delivery Hero SE(1)(2)	39,183	1,415,821
Deutsche Boerse AG	15,299	1,961,558
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Reg S)	8,020	1,898,233
SAP SE	40,506	4,680,238
Zalando SE(1)(2)	32,476	1,266,140

		15,667,377

Hong Kong — 3.3%
AIA Group Ltd.	495,200	4,929,223

		4,929,223

India — 1.5%
HDFC Bank Ltd., ADR	18,951	2,196,610

		2,196,610

Ireland — 2.2%
Linde PLC	11,165	1,955,620
Ryanair Holdings PLC, ADR(1)	17,703	1,326,663

		3,282,283

Italy — 1.1%
FinecoBank Banca Fineco S.p.A.	121,981	1,609,620

		1,609,620

Japan — 18.0%
Asahi Group Holdings Ltd.	52,200	2,331,362
Daikin Industries Ltd.	19,600	2,302,516
FANUC Corp.	8,500	1,454,795
Keyence Corp.	5,700	3,561,157
Makita Corp.	51,800	1,807,347
Nidec Corp.	17,800	2,272,236
Recruit Holdings Co. Ltd.	78,300	2,244,178
Shimano, Inc.	12,900	2,103,408
Shin-Etsu Chemical Co. Ltd.	27,500	2,313,181
Shiseido Co. Ltd.	31,700	2,294,203
SMC Corp.	5,800	2,189,291
Yamaha Motor Co. Ltd.	84,800	1,669,995

		26,543,669

Netherlands — 4.9%
Airbus SE	26,802	3,554,071

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — (continued)
ASML Holding N.V.	19,687	$3,699,654

		7,253,725

Singapore — 1.5%
DBS Group Holdings Ltd.	115,200	2,146,713

		2,146,713

Spain — 1.7%
Industria de Diseno Textil S.A.	84,180	2,475,631

		2,475,631

Sweden — 1.3%
Atlas Copco AB, Class A	69,985	1,881,219

		1,881,219

Switzerland — 13.6%
Lonza Group AG (Reg S)(1)	7,629	2,369,848
Nestle S.A. (Reg S)	82,558	7,879,076
Novartis AG (Reg S)	41,703	4,013,652
Roche Holding AG	20,950	5,775,068

		20,037,644

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,228	1,811,579

		1,811,579

United Kingdom — 20.8%
AstraZeneca PLC	42,795	3,417,960
Burberry Group PLC	95,452	2,437,898
Diageo PLC	98,533	4,030,190
Ferguson PLC	27,051	1,726,378
Intertek Group PLC	36,086	2,285,520
London Stock Exchange Group PLC	33,800	2,092,665
Reckitt Benckiser Group PLC	37,747	3,145,369
RELX PLC(1)	145,548	3,112,352
Smith & Nephew PLC	99,343	1,970,762
St James’s Place PLC	125,611	1,687,513
Unilever PLC	83,100	4,766,108

		30,672,715

Total Common Stocks (Cost $141,919,322)		143,913,433

	Principal Amount	Value
Short–Term Investment — 2.2%
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $3,214,134, due 4/1/2019(3)	$3,214,000	3,214,000

Total Repurchase Agreements (Cost $3,214,000)		3,214,000

Total Investments — 99.7% (Cost $145,133,322)		147,127,433

Assets in excess of other liabilities — 0.3%		491,030

Total Net Assets — 100.0%		$147,618,463

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2019, the aggregate market value of these securities amounted to $2,681,961, representing 1.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$3,350,000	$3,282,263

Legend:

ADR – American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Cayman Islands	$1,708,644	$2,027,788	*	$—	$3,736,432
China	—	2,009,759	*	—	2,009,759
Denmark	—	6,112,584	*	—	6,112,584
France	—	11,546,650	*	—	11,546,650
Germany	—	15,667,377	*	—	15,667,377
Hong Kong	—	4,929,223	*	—	4,929,223
India	2,196,610	—		—	2,196,610
Ireland	1,326,663	1,955,620	*	—	3,282,283
Italy	—	1,609,620	*	—	1,609,620
Japan	—	26,543,669	*	—	26,543,669
Netherlands	—	7,253,725	*	—	7,253,725
Singapore	—	2,146,713	*	—	2,146,713
Spain	—	2,475,631	*	—	2,475,631
Sweden	—	1,881,219	*	—	1,881,219
Switzerland	—	20,037,644	*	—	20,037,644
Taiwan	1,811,579	—		—	1,811,579
United Kingdom	—	30,672,715	*	—	30,672,715
Repurchase Agreements	—	3,214,000		—	3,214,000

Total	$7,043,496	$140,083,937		$—	$147,127,433

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — 95.3%
Australia — 1.1%
Amcor Ltd.	219,132	$2,397,221

		2,397,221

Belgium — 2.6%
Anheuser-Busch InBev S.A.	70,428	5,911,021

		5,911,021

Canada — 5.6%
Canadian National Railway Co.	29,447	2,636,094
National Bank of Canada	59,649	2,691,983
Rogers Communications, Inc., Class B	46,800	2,516,943
Suncor Energy, Inc.	148,910	4,826,050

		12,671,070

China — 1.6%
Ping An Insurance Group Co. of China Ltd., Class H	328,500	3,678,026

		3,678,026

Denmark — 1.5%
Carlsberg A/S, Class B	27,927	3,489,667

		3,489,667

Finland — 2.6%
Nordea Bank Abp	351,656	2,677,291
Sampo OYJ, Class A	70,965	3,218,453

		5,895,744

France — 12.4%
Air Liquide S.A.	26,250	3,342,337
Atos SE	22,633	2,190,976
Capgemini SE	18,781	2,284,173
Cie Generale des Etablissements Michelin SCA	19,223	2,278,647
Safran S.A.	37,651	5,166,205
Sanofi	48,834	4,318,346
Vinci S.A.	40,203	3,913,362
Vivendi S.A.	156,300	4,531,177

		28,025,223

Germany — 4.7%
Fresenius SE & Co. KGaA	31,292	1,743,036
SAP SE	62,769	7,252,602
Vonovia SE	31,021	1,608,001

		10,603,639

Hong Kong — 0.5%
Techtronic Industries Co. Ltd.	160,500	1,082,014

		1,082,014

India — 1.1%
ICICI Bank Ltd., ADR	211,550	2,424,363

		2,424,363

Ireland — 4.0%
Medtronic PLC	66,179	6,027,583
Ryanair Holdings PLC, ADR(1)	40,094	3,004,645

		9,032,228

Israel — 0.9%
Bank Leumi Le-Israel BM	312,909	2,052,135

		2,052,135

Japan — 13.1%
Daiwa House Industry Co. Ltd.	176,112	5,602,840
Kao Corp.	39,630	3,128,683

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Makita Corp.	80,200	$2,798,247
Nexon Co. Ltd.(1)	223,500	3,512,226
Pan Pacific International Holdings Corp.	48,157	3,192,616
Shin-Etsu Chemical Co. Ltd.	37,000	3,112,280
Sumitomo Mitsui Financial Group, Inc.	102,900	3,600,813
Suzuki Motor Corp.	50,900	2,257,455
Yamaha Corp.	45,100	2,261,768

		29,466,928

Netherlands — 4.0%
ABN AMRO Group N.V.(2)	104,081	2,349,922
Koninklijke DSM N.V.	26,658	2,909,928
Wolters Kluwer N.V.	55,995	3,816,148

		9,075,998

Norway — 2.5%
Equinor ASA	114,323	2,505,459
Telenor ASA	154,215	3,088,644

		5,594,103

Republic of Korea — 1.0%
Samsung Electronics Co. Ltd.	54,617	2,147,790

		2,147,790

Singapore — 2.7%
DBS Group Holdings Ltd.	227,680	4,242,739
NetLink NBN Trust	2,967,700	1,817,967

		6,060,706

Spain — 1.6%
Red Electrica Corp. S.A.	168,816	3,598,619

		3,598,619

Sweden — 3.6%
Assa Abloy AB, Class B	231,326	4,987,547
Epiroc AB, Class A(1)	303,521	3,067,017

		8,054,564

Switzerland — 4.8%
Julius Baer Group Ltd.(1)	22,536	912,019
Novartis AG (Reg S)	103,042	9,917,146

		10,829,165

United Kingdom — 23.4%
Aon PLC	37,924	6,473,627
BHP Group PLC	135,262	3,267,950
Compass Group PLC	236,797	5,566,188
Diageo PLC	71,820	2,937,576
Ferguson PLC	46,787	2,985,918
Howden Joinery Group PLC	318,881	2,020,219
Informa PLC	299,548	2,904,603
Prudential PLC	254,291	5,096,857
RELX PLC	253,833	5,436,254
Royal Dutch Shell PLC, Class A	243,618	7,655,030
RSA Insurance Group PLC	319,441	2,114,432
The Weir Group PLC	52,636	1,073,123
Unilever PLC	90,111	5,168,216

		52,699,993

Total Common Stocks (Cost $217,269,544)		214,790,217

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2019 (unaudited)	Shares	Value

Preferred Stocks — 1.7%
Germany — 1.7%
Volkswagen AG, 3.00%	24,572	$3,867,429

		3,867,429

Total Preferred Stocks (Cost $4,659,939)		3,867,429

	Principal Amount	Value

Short–Term Investment — 2.5%
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $5,675,236, due 4/1/2019(3)	$5,675,000	5,675,000

Total Repurchase Agreements (Cost $5,675,000)		5,675,000

Total Investments — 99.5% (Cost $227,604,483)		224,332,646

Assets in excess of other liabilities — 0.5%		1,211,483

Total Net Assets — 100.0%		$225,544,129

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2019, the aggregate market value of these securities amounted to $2,349,922, representing 1.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$5,910,000	$5,790,500

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,397,221	*	$—	$2,397,221
Belgium	—	5,911,021	*	—	5,911,021
Canada	12,671,070	—		—	12,671,070
China	—	3,678,026	*	—	3,678,026
Denmark	—	3,489,667	*	—	3,489,667
Finland	—	5,895,744	*	—	5,895,744
France	—	28,025,223	*	—	28,025,223
Germany	—	10,603,639	*	—	10,603,639
Hong Kong	—	1,082,014	*	—	1,082,014
India	2,424,363	—		—	2,424,363
Ireland	9,032,228	—		—	9,032,228
Israel	—	2,052,135	*	—	2,052,135
Japan	—	29,466,928	*	—	29,466,928
Netherlands	—	9,075,998	*	—	9,075,998
Norway	—	5,594,103	*	—	5,594,103
Republic of Korea	—	2,147,790	*	—	2,147,790
Singapore	—	6,060,706	*	—	6,060,706
Spain	—	3,598,619	*	—	3,598,619
Sweden	—	8,054,564	*	—	8,054,564
Switzerland	—	10,829,165	*	—	10,829,165
United Kingdom	6,473,627	46,226,366	*	—	52,699,993
Preferred Stocks
Germany	—	3,867,429	*	—	3,867,429
Repurchase Agreements	—	5,675,000		—	5,675,000

Total	$30,601,288	$193,731,358		$—	$224,332,646

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 28.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificate
K072 A2
3.444% due 12/25/2027	$42,000	$43,673
Federal National Mortgage Association
3.50% due 4/1/2049(1)	6,000,000	6,081,324
4.00% due 4/1/2049(1)	38,800,000	39,909,762
4.50% due 4/1/2049(1)	50,750,000	52,876,147
Government National Mortgage Association
2017-168 AS
2.70% due 8/16/2058	96,027	93,131
2017-41 AS
2.60% due 6/16/2057	82,237	79,277
2017-69 AS
2.75% due 2/16/2058	44,440	43,265
2017-71 AS
2.70% due 4/16/2057	28,571	27,839
2017-89 AB
2.60% due 7/16/2058	28,277	27,540
2017-90 AS
2.70% due 7/16/2057	39,083	37,938

Total Agency Mortgage–Backed Securities (Cost $98,433,556)		99,219,896

Asset–Backed Securities — 28.7%
ACC Trust
2018-1 B
4.82% due 5/20/2021(2)	230,000	231,075
2019-1 B
4.47% due 10/20/2022(2)	294,000	297,105
2019-1 C
6.41% due 2/20/2024(2)	500,000	505,629
Ally Auto Receivables Trust
2016-1 B
1.99% due 3/15/2021	1,271,000	1,266,034
2017-5 A2
1.81% due 6/15/2020	2,201	2,199
ALM VII Ltd.
2012-7A A1R
4.267% (LIBOR 3 Month + 1.48%) due 10/15/2028(2)(3)	1,806,000	1,803,607
American Credit Acceptance Receivables Trust
2016-2 C
6.09% due 5/12/2022(2)	10,243	10,377
2018-1 A
2.72% due 3/10/2021(2)	9,807	9,806
2018-4 A
3.38% due 12/13/2021(2)	863,092	865,939
American Express Credit Account Master Trust
2017-1 A
1.93% due 9/15/2022	1,000,000	993,917
2017-4 A
1.64% due 12/15/2021	2,838,000	2,833,556
AmeriCredit Automobile Receivables Trust
2015-2 D
3.00% due 6/8/2021	884,000	884,442
2016-3 C
2.24% due 4/8/2022	2,097,000	2,081,201
2017-2 C
2.97% due 3/20/2023	44,000	44,121
2017-3 B
2.24% due 6/19/2023	18,000	17,865
2018-3 A2A
3.11% due 1/18/2022	540,000	538,273
2018-3 A2B
2.732% (LIBOR 1 Month + 0.25%) due 1/18/2022(3)	540,000	539,650

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2019-1 A2A
2.93% due 6/20/2022	$574,000	$574,651
2019-1 A2B
2.741% (LIBOR 1 Month + 0.26%) due 6/20/2022(3)	635,000	635,126
Ares XXXIII CLO Ltd.
2015-1A A1R
3.949% (LIBOR 3 Month + 1.35%) due 12/5/2025(2)(3)	250,000	250,340
Ascentium Equipment Receivables Trust
2016-2A A3
1.65% due 5/10/2022(2)	5,249	5,236
2016-2A B
2.50% due 9/12/2022(2)	9,000	8,967
2017-1A A3
2.29% due 6/10/2021(2)	10,590	10,547
Avery Point VII CLO Ltd.
2015-7A A1
4.287% (LIBOR 3 Month + 1.50%) due 1/15/2028(2)(3)	2,000,000	1,999,278
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(2)	826,000	821,606
Barclays Dryrock Issuance Trust
2014-3 A
2.41% due 7/15/2022	2,624,000	2,620,410
Benefit Street Partners CLO IV Ltd.
2014-IVA A1R
4.251% (LIBOR 3 Month + 1.49%) due 1/20/2029(2)(3)	500,000	499,888
2014-IVA BR
5.661% (LIBOR 3 Month + 2.90%) due 1/20/2029(2)(3)	1,000,000	998,268
BlueMountain CLO Ltd.
2013-1A A1R
4.161% (LIBOR 3 Month + 1.40%) due 1/20/2029(2)(3)	1,036,000	1,033,469
2016-1A BR
4.111% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(3)	822,000	807,437
BMW Vehicle Lease Trust
2019-1 A2
2.79% due 3/22/2021	643,000	643,719
BMW Vehicle Owner Trust
2018-A A2A
2.09% due 11/25/2020	36,889	36,824
California Republic Auto Receivables Trust
2015-1 A4
1.82% due 9/15/2020	4,074	4,071
2015-2 B
2.53% due 6/15/2021	87,000	86,741
2015-3 A4
2.13% due 5/17/2021	13,281	13,248
2015-4 A4
2.58% due 6/15/2021(2)	44,655	44,618
2016-2 B
2.52% due 5/16/2022	21,000	20,853
2017-1 A3
1.90% due 3/15/2021	16,238	16,211
2018-1 A2
2.86% due 3/15/2021	734,062	733,388
2018-1 B
3.56% due 3/15/2023	669,000	674,191
Capital Auto Receivables Asset Trust
2017-1 B
2.43% due 5/20/2022(2)	28,000	27,835
2017-1 C
2.70% due 9/20/2022(2)	40,000	39,531
2017-1 D
3.15% due 2/20/2025(2)	1,086,000	1,079,884

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities — (continued)
2018-1 A3
2.79% due 1/20/2022(2)	$1,239,000	$1,239,377
Capital One Multi-Asset Execution Trust
2016-A3 A3
1.34% due 4/15/2022	627,000	625,267
2016-A4 A4
1.33% due 6/15/2022	808,000	804,205
2017-A1 A1
2.00% due 1/17/2023	1,000,000	994,334
CarMax Auto Owner Trust
2015-2 A4
1.80% due 3/15/2021	24,299	24,245
2018-3 A2A
2.88% due 10/15/2021	536,917	537,591
2018-4 B
3.67% due 5/15/2024	1,822,000	1,804,819
Cedar Funding VI CLO Ltd.
2016-6A BR
4.361% (LIBOR 3 Month + 1.60%) due 10/20/2028(2)(3)	400,000	396,034
Chase Issuance Trust
2012-A4 A4
1.58% due 8/15/2021	534,000	531,942
2016-A5 A5
1.27% due 7/15/2021	1,058,000	1,053,953
Chesapeake Funding II LLC
2016-1A A1
2.11% due 3/15/2028(2)	53,256	53,177
2016-2A A1
1.88% due 6/15/2028(2)	207,055	206,355
2017-2A A1
1.99% due 5/15/2029(2)	310,491	308,355
2017-3A A1
1.91% due 8/15/2029(2)	1,396,435	1,383,581
Chrysler Capital Auto Receivables Trust
2016-AA C
3.25% due 6/15/2022(2)	6,000	6,013
Citibank Credit Card Issuance Trust
2014-A6 A6
2.15% due 7/15/2021	608,000	607,149
CNH Equipment Trust
2015-A A4
1.85% due 4/15/2021	27,637	27,622
CPS Auto Receivables Trust
2018-B A
2.72% due 9/15/2021(2)	647,615	647,199
2017-D A
1.87% due 3/15/2021(2)	17,047	17,018
2017-D B
2.43% due 1/18/2022(2)	955,000	951,802
2018-B B
3.23% due 7/15/2022(2)	1,509,000	1,510,722
2018-B D
4.26% due 3/15/2024(2)	750,000	765,880
CPS Auto Trust
2018-C A
2.87% due 9/15/2021(2)	408,041	407,942
2018-C B
3.43% due 7/15/2022(2)	212,000	212,809
Daimler Trucks Retail Trust
2018-1 A2
2.60% due 5/15/2020(2)	30,128	30,111
Discover Card Execution Note Trust
2012-A6 A6
1.67% due 1/18/2022	1,942,000	1,936,567

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2014-A4 A4
2.12% due 12/15/2021	$635,000	$634,201
2017-A2 A2
2.39% due 7/15/2024	1,277,000	1,270,759
DLL Securitization Trust
2017-A A3
2.14% due 12/15/2021(2)	749,000	743,694
Drive Auto Receivables Trust
2016-AA C
3.91% due 5/17/2021(2)	5,076	5,076
2016-BA D
4.53% due 8/15/2023(2)	1,329,000	1,344,990
2016-CA C
3.02% due 11/15/2021(2)	19,345	19,353
2016-CA D
4.18% due 3/15/2024(2)	14,000	14,179
2017-1 D
3.84% due 3/15/2023	3,156,000	3,180,410
2017-3 C
2.80% due 7/15/2022	62,000	61,995
2017-AA D
4.16% due 5/15/2024(2)	26,000	26,316
2017-BA D
3.72% due 10/17/2022(2)	1,499,000	1,507,650
2017-BA E
5.30% due 7/15/2024(2)	2,100,000	2,152,190
2018-3 A2
2.75% due 10/15/2020	81,299	81,295
2018-3 A3
3.01% due 11/15/2021	672,000	672,411
2018-3 B
3.37% due 9/15/2022	265,000	265,542
2018-3 C
3.72% due 9/16/2024	633,000	639,666
2018-4 A2A
2.78% due 10/15/2020	233,227	233,215
2018-4 A3
3.04% due 11/15/2021	1,011,000	1,011,687
2018-5 A2A
3.08% due 7/15/2021	825,662	826,065
2018-5 A2B
2.804% (LIBOR 1 Month + 0.32%) due 7/15/2021(3)	677,043	676,934
2019-2 A2A
2.93% due 3/15/2022	1,005,000	1,005,481
Engs Commercial Finance Trust
2018-1A A1
2.97% due 2/22/2021(2)	47,655	47,643
Enterprise Fleet Financing LLC
2018-1 A2
2.87% due 10/20/2023(2)	279,044	279,292
First Investors Auto Owner Trust
2017-1A A1
1.69% due 4/15/2021(2)	197	196
2017-2A A1
1.86% due 10/15/2021(2)	18,834	18,797
2017-3A A2
2.41% due 12/15/2022(2)	24,000	23,903
2017-3A B
2.72% due 4/17/2023(2)	10,000	9,962
Flagship Credit Auto Trust
2016-2 A2
3.05% due 8/16/2021(2)	983,800	983,927
2017-1 A
1.93% due 12/15/2021(2)	3,333	3,331

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2017-2 A
1.85% due 7/15/2021(2)	$8,794	$8,772
2017-3 A
1.88% due 10/15/2021(2)	12,570	12,516
2017-3 B
2.59% due 7/15/2022(2)	20,000	19,879
2017-4 A
2.07% due 4/15/2022(2)	13,173	13,108
2018-1 A
2.59% due 6/15/2022(2)	23,706	23,651
2018-3 A
3.07% due 2/15/2023(2)	1,271,786	1,274,063
2018-3 B
3.59% due 12/16/2024(2)	479,000	485,417
Ford Credit Auto Lease Trust
2017-B A2A
1.80% due 6/15/2020	14,036	14,019
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(2)	2,000,000	1,967,230
Ford Credit Floorplan Master Owner Trust A
2018-4 A
4.06% due 11/15/2030	450,000	470,086
Foursight Capital Automobile Receivables Trust
2016-1 A2
2.87% due 10/15/2021(2)	19,756	19,750
2018-1 A2
2.85% due 8/16/2021(2)	87,784	87,742
2018-1 B
3.53% due 4/17/2023(2)	100,000	101,010
GM Financial Automobile Leasing Trust
2017-2 A2A
1.72% due 1/21/2020	762	761
GM Financial Consumer Automobile Receivables Trust
2017-3A A2A
1.71% due 9/16/2020(2)	15,923	15,900
GMF Floorplan Owner Revolving Trust
2016-1 A1
1.96% due 5/17/2021(2)	722,000	721,348
Golden Credit Card Trust
2018-1A A
2.62% due 1/15/2023(2)	2,015,000	2,011,883
Halcyon Loan Advisors Funding Ltd.
2015-2A CR
4.921% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(3)	250,000	243,988
Hardee’s Funding LLC
2018-1A A2II
4.959% due 6/20/2048(2)	764,160	799,265
Honda Auto Receivables Owner Trust
2016-2 A3
1.39% due 4/15/2020	1,587	1,585
2019-1 A2
2.75% due 9/20/2021	1,382,000	1,384,602
Hyundai Auto Lease Securitization Trust
2017-C A2A
1.89% due 3/16/2020(2)	40,991	40,946
2017-C A3
2.12% due 2/16/2021(2)	637,000	634,805
KVK CLO Ltd.
2016-1A C
5.937% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(3)	483,000	484,516

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
LCM XXII Ltd.
22A A1
4.241% (LIBOR 3 Month + 1.48%) due 10/20/2028(2)(3)	$250,000	$251,126
LCM XXIV Ltd.
24A A
4.071% (LIBOR 3 Month + 1.31%) due 3/20/2030(2)(3)	439,000	438,195
Magnetite XVIII Ltd.
2016-18A AR
3.764% (LIBOR 3 Month + 1.08%) due 11/15/2028(2)(3)	1,000,000	995,751
Master Credit Card Trust II Series
2018-1A A
2.977% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	99,671
Mercedes-Benz Auto Lease Trust
2018-A A2
2.20% due 4/15/2020	25,242	25,224
2018-B A2
3.04% due 12/15/2020	1,442,000	1,445,005
Mercedes-Benz Auto Receivables Trust
2016-1 A3
1.26% due 2/16/2021	8,391	8,349
MMAF Equipment Finance LLC
2017-AA A3
2.04% due 2/16/2022(2)	1,599,406	1,590,343
Navient Private Education Refi Loan Trust
2018-DA A2A
4.00% due 12/15/2059(2)	368,000	383,828
Navient Student Loan Trust
2016-7A A
3.636% (LIBOR 1 Month + 1.15%) due 3/25/2066(2)(3)	120,694	121,775
NextGear Floorplan Master Owner Trust
2016-1A A2
2.74% due 4/15/2021(2)	1,349,000	1,348,894
2016-2A A2
2.19% due 9/15/2021(2)	656,000	653,649
OHA Loan Funding Ltd.
2016-1A B1
4.561% (LIBOR 3 Month + 1.80%) due 1/20/2028(2)(3)	542,000	535,207
Orec Ltd.
2018-CRE1 A
3.664% (LIBOR 1 Month + 1.18%) due 6/15/2036(2)(3)	645,000	645,201
Palmer Square Loan Funding Ltd.
2018-5A A1
3.32% (LIBOR 3 Month + 0.85%) due 1/20/2027(2)(3)	671,000	667,637
2018-5A A2
3.87% (LIBOR 3 Month + 1.40%) due 1/20/2027(2)(3)	250,000	244,871
Pennsylvania Higher Education Assistance Agency
2006-1 B
3.041% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	42,208	39,933
PFS Financing Corp.
2016-BA A
1.87% due 10/15/2021(2)	937,000	931,786
Regatta VI Funding Ltd.
2016-1A CR
4.811% (LIBOR 3 Month + 2.05%) due 7/20/2028(2)(3)	314,000	304,710
Riserva CLO Ltd.
2016-3A A
4.24% (LIBOR 3 Month + 1.46%) due 10/18/2028(2)(3)	250,000	249,871
Santander Drive Auto Receivables Trust
2015-2 D
3.02% due 4/15/2021	600,000	600,302
2015-2 E
4.02% due 9/15/2022(2)	1,293,000	1,299,237

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2015-4 C
2.97% due 3/15/2021	$7,165	$7,167
2016-3 B
1.89% due 6/15/2021	2,860	2,858
2017-3 A3
1.87% due 6/15/2021	16,235	16,224
2017-3 C
2.76% due 12/15/2022	12,000	11,979
2018-1 A2
2.10% due 11/16/2020	1,123	1,122
2018-1 B
2.63% due 7/15/2022	46,000	45,938
2018-1 D
3.32% due 3/15/2024	35,000	35,095
2018-3 A2A
2.78% due 3/15/2021	452,698	452,657
SCF Equipment Leasing LLC
2018-1A A2
3.63% due 10/20/2024(2)	727,510	727,220
SLC Student Loan Trust
2008-1 A4A
4.211% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	239,850	246,268
SoFi Professional Loan Program Trust
2017-F A1FX
2.05% due 1/25/2041(2)	1,293,587	1,285,636
2018-A A2A
2.39% due 2/25/2042(2)	447,426	445,627
2018-B A1FX
2.64% due 8/25/2047(2)	499,227	498,489
Sound Point CLO XI Ltd.
2016-1A AR
3.861% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(3)	370,000	367,720
Sound Point CLO XII Ltd.
2016-2A CR
5.147% (LIBOR 3 Month + 2.60%) due 10/20/2028(2)(3)	504,000	502,961
SunTrust Auto Receivables Trust
2015-1A A4
1.78% due 1/15/2021(2)	6,873	6,861
Synchrony Credit Card Master Note Trust
2016-3 A
1.58% due 9/15/2022	561,000	557,905
2017-1 A
1.93% due 6/15/2023	1,873,000	1,854,963
TCF Auto Receivables Owner Trust
2015-2A C
3.75% due 12/15/2021(2)	1,049,000	1,051,447
2016-1A B
2.32% due 6/15/2022(2)	69,000	68,259
2016-PT1A B
2.92% due 10/17/2022(2)	30,000	29,940
TCI-Symphony CLO Ltd.
2016-1A A
4.277% (LIBOR 3 Month + 1.48%) due 10/13/2029(2)(3)	250,000	251,747
THL Credit Wind River CLO Ltd.
2012-1A BR
4.637% (LIBOR 3 Month + 1.85%) due 1/15/2026(2)(3)	2,000,000	2,007,610
Towd Point Asset Trust
2018-SL1 A
3.09% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	628,087	621,884
TPG Real Estate Finance Issuer Ltd.
2018-FL2 A
3.614% (LIBOR 1 Month + 1.13%) due 11/15/2037(2)(3)	658,000	657,999

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Westgate Resorts LLC
2018-1A A
3.38% due 12/20/2031(2)	$273,728	$274,436
Westlake Automobile Receivables Trust
2017-2A A2A
1.80% due 7/15/2020(2)	3,985	3,982
Wheels SPV 2 LLC
2018-1A A2
3.06% due 4/20/2027(2)	347,000	347,843
Wingstop Funding LLC
2018-1 A2
4.97% due 12/5/2048(2)	532,000	546,305
World Financial Network Credit Card Master Trust
2017-B A
1.98% due 6/15/2023	2,894,000	2,885,154
2017-C M
2.66% due 8/15/2024	40,000	39,710

Total Asset–Backed Securities (Cost $100,873,524)		101,005,775

Corporate Bonds & Notes — 24.7%
Aerospace & Defense — 0.3%
Embraer Netherlands Finance B.V.
5.05% due 6/15/2025	15,000	15,825
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/2025(2)	553,000	582,724
TransDigm, Inc.
6.375% due 6/15/2026	526,000	520,661

		1,119,210

Agriculture — 0.2%
BAT Capital Corp.
4.39% due 8/15/2037	648,000	579,792
Reynolds American, Inc.
5.70% due 8/15/2035	226,000	234,474

		814,266

Auto Manufacturers — 1.0%
Daimler Finance North America LLC
3.75% due 2/22/2028(2)	760,000	752,917
Ford Motor Co.
7.45% due 7/16/2031	1,065,000	1,135,116
General Motors Co.
6.60% due 4/1/2036	50,000	52,308
6.75% due 4/1/2046	1,100,000	1,147,286
Tesla, Inc.
5.30% due 8/15/2025(2)	382,000	330,430

		3,418,057

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.35% due 3/15/2029	141,000	143,099
ZF North America Capital, Inc.
4.75% due 4/29/2025(2)	319,000	309,826

		452,925

Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70% due 2/1/2036(2)	303,000	302,693
Becle S.A.B. de C.V.
3.75% due 5/13/2025(2)	150,000	146,650

		449,343

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Biotechnology — 0.1%
Gilead Sciences, Inc.
4.60% due 9/1/2035	$299,000	$313,834

		313,834

Chemicals — 0.6%
Braskem Netherlands Finance B.V.
4.50% due 1/10/2028(2)	400,000	388,900
CNAC HK Finbridge Co. Ltd.
3.50% due 7/19/2022	380,000	379,866
Mexichem S.A.B. de C.V.
4.875% due 9/19/2022(2)	250,000	259,687
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 4/24/2023(2)	300,000	292,191
Rain CII Carbon LLC / CII Carbon Corp.
7.25% due 4/1/2025(2)	765,000	677,025

		1,997,669

Coal — 0.0%
Peabody Energy Corp.
6.375% due 3/31/2025(2)	172,000	167,528

		167,528

Commercial Banks — 6.3%
Akbank T.A.S.
4.00% due 1/24/2020(2)	200,000	194,832
Banco de Credito e Inversiones S.A.
3.50% due 10/12/2027(2)	420,000	409,710
Bank of America Corp.
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	2,985,000	2,976,251
3.95% due 4/21/2025	25,000	25,429
4.00% due 1/22/2025	577,000	588,444
4.45% due 3/3/2026	250,000	260,539
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.563% thereafter) due 1/10/2028(3)	1,401,000	1,422,694
3.98% (3.98% fixed rate until 3/20/2030; LIBOR 3 Month + 1.338% thereafter) due 3/20/2030(3)	803,000	816,337
4.45% due 9/29/2027	361,000	370,904
HBOS PLC
6.00% due 11/1/2033(2)	35,000	38,553
JPMorgan Chase & Co.
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(3)	2,933,000	2,987,862
Macquarie Group Ltd.
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.727% thereafter) due 3/27/2029(2)(3)	963,000	994,363
Morgan Stanley
3.625% due 1/20/2027	1,287,000	1,290,008
3.875% due 1/27/2026	578,000	590,977
4.00% due 7/23/2025	790,000	813,083
Popular, Inc.
6.125% due 9/14/2023	361,000	376,343
Santander U.K. PLC
7.95% due 10/26/2029	87,000	105,219
The Goldman Sachs Group, Inc.
4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.301% thereafter) due 5/1/2029(3)	490,000	500,780
6.25% due 2/1/2041	405,000	499,539
The Toronto-Dominion Bank
3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(3)	1,074,000	1,060,061
Turkiye Garanti Bankasi A/S
6.25% due 4/20/2021(2)	400,000	389,222
UBS AG
5.125% due 5/15/2024	872,000	889,440
7.625% due 8/17/2022	900,000	991,062
Wachovia Corp.
7.574% due 8/1/2026(3)	151,000	183,703

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Wells Fargo Bank N.A.
6.60% due 1/15/2038	$1,250,000	$1,633,002
Westpac Banking Corp.
3.15% due 1/16/2024(2)	1,834,000	1,866,465

		22,274,822

Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027(2)	200,000	191,848
Ahern Rentals, Inc.
7.375% due 5/15/2023(2)	389,000	358,366
Total System Services, Inc.
4.80% due 4/1/2026	384,000	403,438
United Rentals North America, Inc.
4.875% due 1/15/2028	721,000	701,317
Weight Watchers International, Inc.
8.625% due 12/1/2025(2)	346,000	310,535

		1,965,504

Computers — 0.3%
Dell International LLC / EMC Corp.
5.45% due 6/15/2023(2)	141,000	150,297
6.02% due 6/15/2026(2)	134,000	144,124
8.35% due 7/15/2046(2)	648,000	782,114

		1,076,535

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50% due 1/15/2025	872,000	840,960
4.875% due 1/16/2024	328,000	341,066
Affiliated Managers Group, Inc.
3.50% due 8/1/2025	500,000	498,408
4.25% due 2/15/2024	25,000	25,998
Air Lease Corp.
3.625% due 12/1/2027	876,000	818,463
BrightSphere Investment Group PLC
4.80% due 7/27/2026	315,000	308,048
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	1,353,000	1,250,830
International Lease Finance Corp.
5.875% due 4/1/2019	880,000	880,000
5.875% due 8/15/2022	112,000	120,750
Navient Corp.
5.875% due 10/25/2024	178,000	172,215
6.75% due 6/25/2025	352,000	349,026
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	309,000	315,369
4.875% due 4/15/2045(2)	198,000	179,435
SURA Asset Management S.A.
4.375% due 4/11/2027(2)	400,000	398,500

		6,499,068

Electric — 1.8%
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	686,000	707,038
Berkshire Hathaway Energy Co.
3.80% due 7/15/2048	720,000	687,809
Calpine Corp.
5.75% due 1/15/2025	361,000	359,195
Cleco Corporate Holdings LLC
4.973% due 5/1/2046	258,000	263,935
Electricite de France S.A.
5.00% due 9/21/2048(2)	1,021,000	1,051,157

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Entergy Arkansas LLC
4.20% due 4/1/2049	$452,000	$466,669
Entergy Louisiana LLC
4.00% due 3/15/2033	292,000	306,631
Exelon Generation Co. LLC
5.60% due 6/15/2042	49,000	51,571
6.25% due 10/1/2039	450,000	499,412
Interstate Power & Light Co.
3.60% due 4/1/2029	354,000	354,912
Massachusetts Electric Co.
4.004% due 8/15/2046(2)	370,000	361,230
Minejesa Capital B.V.
4.625% due 8/10/2030(2)	200,000	193,971
PSEG Power LLC
8.625% due 4/15/2031	228,000	304,230
South Carolina Electric & Gas Co.
6.05% due 1/15/2038	543,000	667,712
6.625% due 2/1/2032	15,000	18,933

		6,294,405

Electronics — 0.0%
Trimble, Inc.
4.90% due 6/15/2028	22,000	22,476

		22,476

Engineering & Construction — 0.3%
China Railway Resources Huitung Ltd.
3.85% due 2/5/2023	581,000	591,727
Indika Energy Capital III Pte Ltd.
5.875% due 11/9/2024(2)	410,000	389,405

		981,132

Entertainment — 0.2%
Jacobs Entertainment, Inc.
7.875% due 2/1/2024(2)	553,000	579,267
Penn National Gaming, Inc.
5.625% due 1/15/2027(2)	193,000	187,693

		766,960

Food — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625% due 6/15/2024	357,000	360,570
Arcor SAIC
6.00% due 7/6/2023(2)	13,000	12,513
Campbell Soup Co.
3.80% due 8/2/2042	303,000	239,216

		612,299

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.00% due 1/14/2025	390,000	384,930

		384,930

Gas — 0.1%
Dominion Energy Gas Holdings LLC
4.60% due 12/15/2044	430,000	451,940

		451,940

Hand & Machine Tools — 0.1%
Kennametal, Inc.
4.625% due 6/15/2028	360,000	360,851

		360,851

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.
6.50% due 3/1/2024	$96,000	$98,400
HCA, Inc.
5.50% due 6/15/2047	224,000	238,145
7.50% due 11/6/2033	10,000	11,475
Polaris Intermediate Corp.
8.50% due 12/1/2022, Toggle PIK (8.50% Cash or 9.25% PIK)(2)(4)	351,000	346,262
Tenet Healthcare Corp.
6.25% due 2/1/2027(2)	336,000	348,785

		1,043,067

Home Builders — 0.3%
TRI Pointe Group, Inc.
5.25% due 6/1/2027	377,000	346,840
William Lyon Homes, Inc.
6.00% due 9/1/2023	378,000	365,715
Williams Scotsman International, Inc.
6.875% due 8/15/2023(2)	182,000	182,000

		894,555

Household Products & Wares — 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	98,203

		98,203

Insurance — 0.1%
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(2)	253,000	282,760
Willis North America, Inc.
7.00% due 9/29/2019	50,000	50,930

		333,690

Internet — 0.4%
Netflix, Inc.
4.375% due 11/15/2026	541,000	530,856
6.375% due 5/15/2029(2)	163,000	176,244
Tencent Holdings Ltd.
3.595% due 1/19/2028(2)	630,000	621,574

		1,328,674

Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.
5.75% due 3/1/2025	763,000	730,572

		730,572

Leisure Time — 0.4%
Carnival PLC
7.875% due 6/1/2027	525,000	671,164
Royal Caribbean Cruises Ltd.
3.70% due 3/15/2028	949,000	914,604

		1,585,768

Lodging — 0.1%
Wyndham Destinations, Inc.
5.75% due 4/1/2027	347,000	344,189

		344,189

Machinery-Diversified — 0.5%
Nvent Finance Sarl
4.55% due 4/15/2028	1,587,000	1,597,193

		1,597,193

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(2)	$355,000	$350,083
5.75% due 2/15/2026(2)	346,000	362,003
Cox Communications, Inc.
4.50% due 6/30/2043(2)	539,000	467,865
4.70% due 12/15/2042(2)	496,000	447,969
8.375% due 3/1/2039(2)	63,000	82,810
DISH DBS Corp.
7.75% due 7/1/2026	390,000	339,300
Gray Television, Inc.
7.00% due 5/15/2027(2)	331,000	351,688
Myriad International Holdings B.V.
5.50% due 7/21/2025(2)	540,000	577,584
The Walt Disney Co.
7.75% due 12/1/2045(2)	320,000	510,175
Time Warner Cable LLC
6.55% due 5/1/2037	71,000	78,436
7.30% due 7/1/2038	447,000	520,608
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	432,000	563,246
Warner Media LLC
6.10% due 7/15/2040	146,000	167,546
6.25% due 3/29/2041	689,000	802,608
Ziggo B.V.
5.50% due 1/15/2027(2)	385,000	380,187

		6,002,108

Mining — 0.8%
Anglo American Capital PLC
4.00% due 9/11/2027(2)	1,000,000	972,080
4.75% due 4/10/2027(2)	521,000	530,923
Barrick North America Finance LLC
7.50% due 9/15/2038	88,000	109,721
Corp. Nacional del Cobre de Chile
4.50% due 9/16/2025(2)	450,000	476,843
Freeport-McMoRan, Inc.
3.875% due 3/15/2023	175,000	172,482
Glencore Finance Canada Ltd.
5.55% due 10/25/2042(2)	429,000	428,429

		2,690,478

Miscellaneous Manufacturing — 0.4%
General Electric Co.
3.113% (LIBOR 3 Month + 0.38%) due 5/5/2026(3)	448,000	398,206
6.15% due 8/7/2037	448,000	489,702
Siemens Financieringsmaatschappij N.V.
2.35% due 10/15/2026(2)	500,000	472,380

		1,360,288

Oil & Gas — 1.9%
Apache Corp.
4.75% due 4/15/2043	572,000	537,821
5.10% due 9/1/2040	217,000	213,364
Ecopetrol S.A.
5.875% due 5/28/2045	190,000	196,887
Eni S.p.A.
5.70% due 10/1/2040(2)	850,000	922,254
Equinor ASA
7.15% due 11/15/2025	700,000	871,068
Gazprom OAO Via Gaz Capital S.A.
4.95% due 2/6/2028(2)	200,000	199,129

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25% due 11/1/2028(2)	$563,000	$564,407
Kerr-McGee Corp.
7.875% due 9/15/2031	20,000	25,357
Pertamina Persero PT
5.625% due 5/20/2043(2)	200,000	207,296
Petrobras Global Finance B.V.
7.25% due 3/17/2044	560,000	584,085
Petroleos Mexicanos
4.50% due 1/23/2026	803,000	746,629
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023(2)	200,000	209,411
SM Energy Co.
6.625% due 1/15/2027	226,000	214,700
Valero Energy Corp.
10.50% due 3/15/2039	486,000	775,326
YPF S.A.
8.50% due 7/28/2025(2)	415,000	407,219

		6,674,953

Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
4.08% due 12/15/2047	1,391,000	1,276,342
Halliburton Co.
6.70% due 9/15/2038	299,000	375,786
7.45% due 9/15/2039	159,000	214,968
Nine Energy Service, Inc.
8.75% due 11/1/2023(2)	292,000	301,490
Transocean Proteus Ltd.
6.25% due 12/1/2024(2)	335,200	343,999

		2,512,585

Pharmaceuticals — 0.2%
Bausch Health Americas, Inc.
9.25% due 4/1/2026(2)	627,000	686,126
Bayer Corp.
6.65% due 2/15/2028(2)	11,000	12,863

		698,989

Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC
4.60% due 11/2/2047(2)	200,000	206,303
Colonial Pipeline Co.
4.25% due 4/15/2048(2)	478,000	482,068
Northern Natural Gas Co.
4.30% due 1/15/2049(2)	238,000	244,118
Peru LNG S.R.L.
5.375% due 3/22/2030(2)	200,000	208,000
Sabine Pass Liquefaction LLC
5.625% due 3/1/2025	678,000	745,121

		1,885,610

Real Estate — 0.4%
China Evergrande Group
8.75% due 6/28/2025	700,000	663,472
Country Garden Holdings Co. Ltd.
4.75% due 1/17/2023	200,000	192,450
4.75% due 9/28/2023	200,000	191,146
Shimao Property Holdings Ltd.
4.75% due 7/3/2022	320,000	318,165

		1,365,233

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — 0.7%
EPR Properties
4.50% due 6/1/2027	$608,000	$612,639
4.75% due 12/15/2026	37,000	37,997
4.95% due 4/15/2028	197,000	204,805
VEREIT Operating Partnership LP
4.875% due 6/1/2026	1,550,000	1,613,861

		2,469,302

Semiconductors — 0.2%
Broadcom, Inc.
3.625% due 10/15/2024(2)	562,000	557,605

		557,605

Software — 0.2%
Oracle Corp.
6.125% due 7/8/2039	500,000	641,513

		641,513

Telecommunications — 0.3%
Ooredoo International Finance Ltd.
3.75% due 6/22/2026(2)	200,000	198,750
Sprint Capital Corp.
6.875% due 11/15/2028	545,000	523,881
Sprint Corp.
7.875% due 9/15/2023	160,000	167,600
Verizon Communications, Inc.
3.784% (LIBOR 3 Month + 1.10%) due 5/15/2025(3)	297,000	297,030

		1,187,261

Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75% due 5/1/2040	120,000	148,872
Rumo Luxembourg Sarl
7.375% due 2/9/2024(2)	400,000	425,480

		574,352

Total Corporate Bonds & Notes (Cost $86,302,403)		86,999,942

Non–Agency Mortgage–Backed Securities — 5.5%
Atrium Hotel Portfolio Trust
2018-ATRM A
3.434% due 6/15/2035(2)(3)(5)	349,000	346,819
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.534% due 3/10/2037(2)(3)(5)	3,900,000	3,946,736
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(2)	860,000	874,020
BX Trust
2018-GW A
3.284% due 5/15/2035(2)(3)(5)	987,000	977,747
Caesars Palace Las Vegas Trust
2017-VICI A
3.531% due 10/15/2034(2)	92,000	93,864
2017-VICI B
3.835% due 10/15/2034(2)	57,000	58,309
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	1,685,000	1,365,512
Commercial Mortgage Trust
2015-PC1 B
4.44% due 7/10/2050(3)(5)	100,000	102,901

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2015-PC1 D
4.44% due 7/10/2050(3)(5)		$33,000	$29,549
DBWF Mortgage Trust
2018-GLKS A
3.512% due 11/19/2035(2)(3)(5)		630,000	630,393
GS Mortgage Securities Corp. Trust
2012-BWTR A
2.954% due 11/5/2034(2)		1,273,000	1,274,653
2018-FBLU A
3.432% due 11/15/2035(2)(3)(5)		631,000	629,819
2018-RIVR A
3.434% due 7/15/2035(2)(3)(5)		438,000	437,500
JP Morgan Chase Commercial Mortgage Securities Corp.
2018-AON A
4.128% due 7/5/2031(2)		1,084,000	1,137,564
2018-LAQ A
3.484% due 6/15/2032(2)(3)(5)		1,030,595	1,026,086
2018-LAQ D
4.584% due 6/15/2032(2)(3)(5)		514,800	516,408
2018-MINN A
3.504% due 11/15/2035(2)(3)(5)		339,000	334,163
2018-WPT AFL
3.432% due 7/5/2033(2)(3)(5)		242,000	241,254
2018-WPT AFX
4.248% due 7/5/2033(2)		676,000	709,547
2018-WPT BFL
4.082% due 7/5/2033(2)(3)(5)		724,000	721,984
2018-WPT BFX
4.549% due 7/5/2033(2)		218,000	229,577
2018-WPT CFX
4.95% due 7/5/2033(2)		290,000	304,064
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.277% due 7/15/2048(3)(5)		13,000	13,076
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)		100,000	98,631
2016-MART XCP
0.406% due 9/13/2031(2)(3)(5)(6)		5,633,000	56
The Bancorp Commercial Mortgage Trust
2018-CR3 A
3.334% due 1/15/2033(2)(3)(5)		18,418	18,270
Wells Fargo Commercial Mortgage Trust
2015-C28 D
4.128% due 5/15/2048(3)(5)		1,500,000	1,344,129
WFLD Mortgage Trust
2014-MONT A
3.755% due 8/10/2031(2)(3)(5)		2,000,000	2,055,281

Total Non–Agency Mortgage–Backed Securities (Cost $19,202,125)			19,517,912

Foreign Government — 2.2%
Angolan Government International Bond
9.50% due 11/12/2025(2)	USD	200,000	227,108
Argentine Republic Government International Bond
5.625% due 1/26/2022	USD	2,292,000	1,976,850
6.875% due 4/22/2021	USD	926,000	844,975
Bahamas Government International Bond
6.00% due 11/21/2028(2)	USD	400,000	419,600
Bermuda Government International Bond
3.717% due 1/25/2027(2)	USD	400,000	394,504
Egypt Government International Bond

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2019 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
6.125% due 1/31/2022(2)	USD	200,000	$202,321
7.903% due 2/21/2048(2)	USD	200,000	193,728
Export Credit Bank of Turkey
8.25% due 1/24/2024(2)	USD	250,000	243,641
Mexico Government International Bond
3.75% due 1/11/2028	USD	395,000	390,141
4.00% due 10/2/2023	USD	560,000	575,680
Nigeria Government International Bond
7.143% due 2/23/2030(2)	USD	200,000	199,946
Provincia de Buenos Aires Argentina
6.50% due 2/15/2023(2)	USD	15,000	12,188
Provincia de Mendoza Argentina
8.375% due 5/19/2024(2)	USD	300,000	240,750
Qatar Government International Bond
3.25% due 6/2/2026(2)	USD	555,000	550,560
5.103% due 4/23/2048(2)	USD	210,000	229,950
Romanian Government International Bond
6.125% due 1/22/2044(2)	USD	8,000	9,143
Turkey Government International Bond
5.625% due 3/30/2021	USD	745,000	735,087
5.75% due 3/22/2024	USD	200,000	189,176

Total Foreign Government (Cost $7,852,989)			7,635,348

U.S. Government Securities — 37.0%
U.S. Treasury Bill
2.378% due 5/30/2019(7)		$67,473,000	67,212,859
U.S. Treasury Bond
2.75% due 11/15/2042		11,504,000	11,446,929
3.375% due 11/15/2048		4,019,000	4,472,864
U.S. Treasury Note
2.125% due 3/31/2024		10,249,000	10,192,150
2.50% due 1/31/2021		8,616,000	8,645,617
2.50% due 1/31/2024		6,671,000	6,748,655
2.625% due 2/15/2029		3,925,000	3,997,061
2.875% due 10/31/2020		406,000	409,283
U.S. Treasury Note Inflation Protected Security
0.625% due 4/15/2023		16,942,543	17,059,704

Total U.S. Government Securities (Cost $128,345,848)			130,185,122

Short–Term Investment — 4.6%
Repurchase Agreements — 4.6%
Fixed Income Clearing Corp., 0.50%, dated 3/29/2019, proceeds at maturity value of $16,247,677, due 4/1/2019(8)		16,247,000	16,247,000

Total Repurchase Agreements (Cost $16,247,000)			16,247,000

Total Investments(9) — 130.9% (Cost $457,257,445)			460,810,995

Liabilities in excess of other assets(10) — (30.9)%			(108,752,614)

Total Net Assets — 100.0%			$352,058,381

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2019, the aggregate market value of these securities amounted to $106,102,462, representing 30.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2019.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2019, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest only security.
(7)	Interest rate shown reflects the discount rate at time of purchase.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	9/30/2021	$16,915,000	$16,572,979

(9)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).
(10)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at March 31, 2019:
Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2019	55	Long	$11,679,116	$11,720,156	$41,040
U.S. 5-Year Treasury Note	June 2019	246	Long	28,221,277	28,493,719	272,442
U.S. Long Bond	June 2019	256	Long	37,414,444	38,312,000	897,556

Total				$77,314,837	$78,525,875	$1,211,038

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	June 2019	72	Short	$(9,373,629)	$(9,560,250)	$(186,621)
U.S. Ultra Long Bond	June 2019	61	Short	(9,895,239)	(10,248,000)	(352,761)

Total				$(19,268,868)	$(19,808,250)	$(539,382)

Legend:

CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
PIK – Payment–In–Kind
USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$99,219,896	$—	$99,219,896
Asset–Backed Securities	—	101,005,775	—	101,005,775
Corporate Bonds & Notes	—	86,999,942	—	86,999,942
Non–Agency Mortgage–Backed Securities	—	19,517,912	—	19,517,912
Foreign Government	—	7,635,348	—	7,635,348
U.S. Government Securities	—	130,185,122	—	130,185,122
Repurchase Agreements	—	16,247,000	—	16,247,000

Total	$—	$460,801,995	$—	$460,801,995

Other Financial Instruments
Futures Contracts
Assets	$1,211,038	$—	$—	$1,211,038
Liabilities	(539,382)	—	—	(539,382)

Total	$671,656	$—	$—	$671,656

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2019, the Funds did not hold any restricted or illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all. As of March 31, 2019, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2019, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2019, Guardian Core Plus Fixed Income VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.